DUPREE MUTUAL FUNDS


June 30, 2000
ANNUAL REPORT
TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc., began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the state of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the fund's investment advisor. The fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;
Intermediate Government Bond Series in 1992;
Tennessee Tax-Free Income Series in 1993;
Tennessee Tax-Free Short-to-Medium Series in 1994;
North Carolina Tax-Free Income Series in 1995;
North Carolina Tax-Free Short-to-Medium Series in 1995;
Alabama Tax-Free Income Series in 2000, and
Mississippi Tax-Free Income Series in 2000.

Today, after more than 50 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% "no-load" municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we're doing.


TABLE OF CONTENTS


Presidents letter                                        i
Performance Comparison                                  ii

FINANCIAL STATEMENTS
Alabama Tax-Free Income Series                           1
Kentucky Tax-Free Income Series                          4
Kentucky Tax-Free Short-to-Medium Series                10
Mississippi Tax-Free Income Series                      14
North Carolina Tax-Free Income Series                   18
North Carolina Tax-Free Short-to-Medium Series          23
Tennessee Tax-Free Income Series                        27
Tennessee Tax-Free Short-to-Medium Series               33
Intermediate Government Bond Series                     37
Notes to Financial Statements                           40
Report of Independent Auditors                          48

To the Shareholders of
Dupree Mutual Funds
ALABAMA TAX-FREE INCOME SERIES
KENTUCKY TAX-FREE INCOME SERIES
KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
MISSISSIPPI TAX-FREE INCOME SERIES
NORTH CAROLINA TAX-FREE INCOME SERIES
NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
TENNESSEE TAX-FREE INCOME SERIES
TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
INTERMEDIATE GOVERNMENT BOND SERIES

July 1, 1999 - June 30, 2000

INVESTMENT PERFORMANCE:

         This year was one in which share prices rose during the first half of the period and then gradually declined during the second half with a significant decline in the last month.

         The ALABAMA TAX-FREE INCOME SERIES began business January 1, 2000 at a price of $10.00 per share and closed on June 30th at a price of $10.31 with total net assets of $221,864. The average effective maturity of this issue is
11.81 years.

         The KENTUCKY TAX-FREE INCOME SERIES began the period at a price of $7.47 per share with net assets of $422,995,942. On June 30th its price per share was $7.22 and total net assets were $416,957,445. There was no capital gains distribution accrued during the period.

         The KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES began the period at $5.20 per share with total net assets of $58,629,711. On June 30th the price per share was $5.09 and total net assets were $51,205,495. There was no capital gains distribution accrued during the period.

         The MISSISSIPPI TAX-FREE INCOME SERIES began business January 1, 2000 at a price of $10.00 per share and closed on June 30th at a price of $10.35 with total net assets of $238,311. The average effective maturity of this issue is
13.08 years.

         The NORTH CAROLINA TAX-FREE INCOME SERIES began the period at a price of $10.61 and assets of $19,456,344. On June 30th the price was $10.21 with total net assets of $21,660,179. A capital gains distribution of .015 per share was paid during the period.

         The NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES BEGAN the period at a price of $10.09 and assets of $3,938,101. On June 30th the price was $9.94 with total net assets of $4,246,351. There was no capital gains distribution accrued during the period.

         The TENNESSEE TAX-FREE INCOME SERIES began the period at $10.77 with total assets of $46,086,375. On June 30th the price per share was $10.32 and total net assets were $40,524,301. A capital gains distribution of .002 was paid during the period.


         The TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES began the period at a price of $10.33 per share with total net assets of $5,818,739. On June 30th the price per share was $10.18 with total net assets of $6,415,480. There was no capital gains distribution accrued during the period.

         The INTERMEDIATE GOVERNMENT BOND SERIES began the period at $9.73 per share and ended the year at $9.43. Total net assets at the beginning of the period were $10,778,197 and at the end of the period were $10,167,292. There was no capital gains distribution during the period.

THE OUTLOOK:

         The repetitive increase of interest rates by the Federal Reserve Board, has taken the Fed Fund Rate from 4.75% in early 1999 to 6.50% at the current point in time. While the stated reason for this long term tightening has been to cool an economy bordering on inflation, the action clearly has been taken with an eye on the stock market, which I suspect has been worrying the Fed as much as any other economic figure. In the last quarter it appears the stock market has cooled, but may be poised to bounce back quickly if the Fed eases.

          The long term Treasury bond reached levels near 6.50% before U. S. Treasury Department buying developed in this longer maturity, using surplus budget funds. This has had the effect of offsetting some of the Federal Reserve tightening during the period. The current level of the long term Treasury is around 5.90%.

         The municipal bond market seems to have hit its low in late May and had begun a slow recovery by June 30th. As in the past, full recovery of bonds is probably dependent upon the stock market avoiding another frenzied rise.

         This has been a period of decline in assets invested in bond funds, but not for us! The loyalty of our shareholders has had much to do with our growth during this period. Thank you! If you have questions or suggestions feel free to call us at (800) 866-0614 or, in Lexington, at 254-7741.



                           Yours truly,

                           /s/ Thomas P. Dupree, Sr.

                           Thomas P. Dupree, Sr.
                           President

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over ten years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.
--------------------------------------------------------------------------------

                         ALABAMA TAX-FREE INCOME SERIES
                             SINCE JANUARY 1, 2000

                                  [LINE GRAPH]

                          ALABAMA               LEHMAN           LEHMAN
                          INCOME               10-YEAR          20-YEAR
                          SERIES                INDEX            INDEX

         1-Jan-00        10,000.00            10,000.00        10,000.00
           Mar-00        10,309.03            10,233.00        10,446.00
           Jun-00        10,573.90            10,396.73        10,602.69


Average Annual Total Return

         Since
       01/01/00
         5.79%

                        KENTUCKY TAX-FREE INCOME SERIES
                              SINCE JUNE 30, 1990

                                  [LINE GRAPH]

                         KENTUCKY           LEHMAN
                          INCOME            10-YEAR
                          SERIES             INDEX

           Jun-90       10,714.89         10,711.78
           Sep-90       10,851.82         10,706.42
           Dec-90       11,181.82         11,192.49
           Mar-91       11,429.21         11,468.95
           Jun-91       11,614.77         11,701.77
           Sep-91       12,009.59         12,167.50
           Dec-91       12,374.23         12,549.56
           Mar-92       12,582.37         12,538.26
           Jun-92       12,880.34         13,027.26
           Sep-92       13,327.74         13,406.35
           Dec-92       13,488.48         13,669.11
           Mar-93       14,090.69         14,198.11
           Jun-93       14,476.40         14,666.65
           Sep-93       14,885.24         15,193.18
           Dec-93       15,199.25         15,415.00
           Mar-94       14,706.81         14,598.00
           Jun-94       14,586.25         14,812.59
           Sep-94       14,751.60         14,916.28
           Dec-94       14,756.11         14,680.60
           Mar-95       15,476.34         15,696.50
           Jun-95       15,689.68         16,112.46
           Sep-95       16,167.36         16,676.40
           Dec-95       16,845.97         17,200.03
           Mar-96       16,579.09         17,088.23
           Jun-96       16,690.73         17,141.21
           Sep-96       17,191.30         17,484.03
           Dec-96       17,466.60         17,982.33
           Mar-97       17,531.54         17,978.73
           Jun-97       17,882.95         18,570.23
           Sep-97       18,409.52         19,145.91
           Dec-97       18,868.63         19,448.41
           Mar-98       19,007.40         19,648.73
           Jun-98       19,272.06         19,945.43
           Sep-98       19,789.79         20,627.56
           Dec-98       19,930.39         20,763.70
           Mar-99       20,063.50         20,882.06
           Jun-99       19,756.65         20,403.86
           Sep-99       19,688.12         20,534.44
           Dec-99       19,646.61         20,505.69
           Mar-00       19,954.50         20,983.48
           Jun-00       20,101.84         21,319.21

Average Annual Total Return

     One          Five        Ten
     Year        Years       Years
     1.78%       5.08%       6.44%

                        KENTUCKY SHORT-TO-MEDIUM SERIES
                              SINCE JUNE 30, 1990

                                  [LINE GRAPH]

                             KY
                            SHORT             LEHMAN
                             TO               3-YEAR
                           MEDIUM             INDEX
                           SERIES

            Jun-90         10,636.25          10,706.08
            Jul-90         10,730.56          10,845.58
            Aug-90         10,784.12          10,800.36
            Sep-90         10,815.41          10,839.89
            Oct-90         10,870.01          11,008.12
            Nov-90         10,965.66          11,165.98
            Dec-90         11,063.67          11,213.21
            Jan-91         11,116.68          11,370.87
            Feb-91         11,229.46          11,487.42
            Mar-91         11,280.91          11,462.61
            Apr-91         11,330.43          11,604.51
            May-91         11,381.64          11,676.34
            Jun-91         11,384.29          11,666.07
            Jul-91         11,458.21          11,777.48
            Aug-91         11,555.65          11,934.36
            Sep-91         11,629.34          12,079.96
            Oct-91         11,748.82          12,173.45
            Nov-91         11,774.64          12,227.75
            Dec-91         11,870.97          12,493.09
            Jan-92         12,064.88          12,529.95
            Feb-92         12,063.31          12,535.58
            Mar-92         12,112.07          12,500.99
            Apr-92         12,183.41          12,608.37
            May-92         12,254.95          12,730.04
            Jun-92         12,257.92          12,920.86
            Jul-92         12,448.00          13,256.81
            Aug-92         12,497.57          13,150.49
            Sep-92         12,521.15          13,256.87
            Oct-92         12,544.92          13,188.73
            Nov-92         12,591.12          13,342.25
            Dec-92         12,686.03          13,445.52
            Jan-93         12,731.31          13,606.33
            Feb-93         12,895.29          13,946.21
            Mar-93         12,966.33          13,798.38
            Apr-93         13,011.87          13,880.21
            May-93         13,034.23          13,921.15
            Jun-93         13,104.48          14,120.23
            Jul-93         13,175.15          14,131.52
            Aug-93         13,246.03          14,335.02
            Sep-93         13,315.72          14,443.96
            Oct-93         13,360.93          14,480.07
            Nov-93         13,329.29          14,406.22
            Dec-93         13,408.22          14,619.44
            Jan-94         13,526.38          14,749.55
            Feb-94         13,410.91          14,509.13
            Mar-94         13,299.45          14,207.34
            Apr-94         13,241.45          14,295.43
            May-94         13,362.85          14,366.90
            Jun-94         13,328.86          14,359.72
            Jul-94         13,451.29          14,478.91
            Aug-94         13,471.01          14,531.03
            Sep-94         13,436.89          14,494.70
            Oct-94         13,428.09          14,459.92
            Nov-94         13,472.52          14,433.89
            Dec-94         13,545.16          14,469.97
            Jan-95         13,565.51          14,626.25
            Feb-95         13,633.66          14,781.29
            Mar-95         13,641.20          14,914.32
            Apr-95         13,686.58          14,970.99
            May-95         13,893.78          15,200.05
            Jun-95         13,913.37          15,236.53
            Jul-95         13,933.23          15,398.04
            Aug-95         14,033.35          15,518.14
            Sep-95         14,105.55          15,561.59
            Oct-95         14,179.99          15,636.29
            Nov-95         14,337.20          15,736.36
            Dec-95         14,387.09          15,802.45
            Jan-96         14,436.26          15,925.71
            Feb-96         14,427.45          15,928.90
            Mar-96         14,339.32          15,890.67
            Apr-96         14,442.85          15,909.74
            May-96         14,466.11          15,924.06
            Jun-96         14,541.92          16,019.60
            Jul-96         14,647.39          16,107.71
            Aug-96         14,698.15          16,131.87
            Sep-96         14,776.45          16,230.27
            Oct-96         14,882.83          16,343.89
            Nov-96         14,989.66          16,495.88
            Dec-96         14,956.64          16,504.13
            Jan-97         14,980.26          16,576.75
            Feb-97         15,055.97          16,657.98
            Mar-97         14,994.57          16,571.35
            Apr-97         15,046.78          16,642.61
            May-97         15,158.35          16,777.42
            Jun-97         15,210.17          16,876.40
            Jul-97         15,437.67          17,077.23
            Aug-97         15,402.91          17,043.08
            Sep-97         15,513.85          17,165.79
            Oct-97         15,656.18          17,241.32
            Nov-97         15,677.62          17,291.32
            Dec-97         15,731.26          17,408.90
            Jan-98         15,844.98          17,485.50
            Feb-98         15,863.42          17,522.22
            Mar-98         15,857.61          17,550.25
            Apr-98         15,850.41          17,525.68
            May-98         15,966.66          17,688.67
            Jun-98         15,988.78          17,748.81
            Jul-98         16,042.75          17,828.68
            Aug-98         16,156.84          18,001.62
            Sep-98         16,299.48          18,118.63
            Oct-98         16,322.95          18,205.60
            Nov-98         16,406.09          18,249.29
            Dec-98         16,460.17          18,293.09
            Jan-99         16,483.25          18,459.56
            Feb-99         16,469.00          18,479.86
            Mar-99         16,491.75          18,496.50
            Apr-99         16,514.15          18,553.84
            May-99         16,505.78          18,527.86
            Jun-99         16,401.58          18,416.69
            Jul-99         16,425.42          18,506.93
            Aug-99         16,417.20          18,529.14
            Sep-99         16,405.80          18,599.55
            Oct-99         16,429.83          18,601.41
            Nov-99         16,484.32          18,683.26
            Dec-99         16,508.59          18,653.37
            Jan-00         16,467.43          18,686.94
            Feb-00         16,551.33          18,744.87
            Mar-00         16,607.99          18,840.47
            Apr-00         16,632.18          18,844.24
            May-00         16,594.12          18,863.08
            Jun-00         16,720.64          19,102.64

      Average Annual Total Return

       One          Five          Ten
      Year          Years        Years

      1.95%         3.74%        4.61%

                      MISSISSIPPI TAX-FREE INCOME SERIES
                            SINCE JANUARY 1, 2000

                                 [LINE GRAPH]

                        MISSISSIPPI           LEHMAN            LEHMAN
                          INCOME              10-YEAR          20-YEAR
                          SERIES               INDEX            INDEX

         1-Jan-00        10,000.00           10,000.00        10,000.00
           Mar-00        10,301.82           10,233.00        10,446.00
           Jun-00        10,619.08           10,396.73        10,602.69

        Average Annual Total Return

                  Since
                01/01/00
                  6.24%

                     NORTH CAROLINA TAX-FREE INCOME SERIES
                            SINCE NOVEMBER 16, 1995

                                   [LINE GRAPH]

                             N.            LEHMAN           LEHMAN
                             C.           10-YEAR          20-YEAR
                           INCOME          INDEX            INDEX
                           SERIES

         16-Nov-95        10,000.00       10,000.00        10,000.00
            Dec-95        10,345.02       10,314.00        10,585.00
            Mar-96        10,070.70       10,246.96        10,350.01
            Jun-96        10,202.03       10,278.72        10,468.00
            Sep-96        10,618.84       10,484.30        10,767.39
            Dec-96        10,900.45       10,783.10        11,057.03
            Mar-97        10,851.21       10,780.94        10,988.48
            Jun-97        11,240.16       11,135.64        11,452.19
            Sep-97        11,615.76       11,480.84        11,853.02
            Dec-97        11,971.80       11,778.20        12,256.02
            Mar-98        12,159.97       11,899.51        12,403.09
            Jun-98        12,362.27       12,079.19        12,620.15
            Sep-98        12,761.88       12,492.30        13,045.45
            Dec-98        12,871.03       12,574.75        13,092.41
            Mar-99        12,955.94       12,646.43        13,222.02
            Jun-99        12,696.73       12,356.83        12,944.36
            Sep-99        12,534.82       12,435.91        12,710.07
            Dec-99        12,521.23       12,418.50        12,478.75
            Mar-00        12,723.18       12,707.85        13,035.30
            Jun-00        12,827.77       12,911.18        13,230.83

     Average Annual Total Return

        One                Since
       Year               11/16/95
      1.07%                5.54%

                     NORTH CAROLINA SHORT-TO-MEDIUM SERIES
                            SINCE NOVEMBER 16, 1995

                                   [LINE GRAPH]

                            N. C.             LEHMAN
                             STM              3-YEAR
                            SERIES             INDEX
         16-Nov-95         10,000.00          10,000.00
            Nov-95         10,055.31          10,064.00
            Dec-95         10,118.99          10,106.27
            Jan-96         10,162.61          10,185.10
            Feb-96         10,163.92          10,187.13
            Mar-96         10,136.52          10,162.69
            Apr-96         10,157.98          10,174.88
            May-96         10,182.19          10,184.04
            Jun-96         10,236.53          10,245.14
            Jul-96         10,312.11          10,301.49
            Aug-96         10,347.14          10,316.94
            Sep-96         10,412.21          10,379.88
            Oct-96         10,478.37          10,452.54
            Nov-96         10,563.56          10,549.74
            Dec-96         10,580.15          10,555.02
            Jan-97         10,615.39          10,601.46
            Feb-97         10,657.33          10,653.41
            Mar-97         10,629.63          10,598.01
            Apr-97         10,675.22          10,643.58
            May-97         10,742.62          10,729.79
            Jun-97         10,798.37          10,793.10
            Jul-97         10,942.30          10,921.54
            Aug-97         10,894.01          10,899.70
            Sep-97         10,960.97          10,978.17
            Oct-97         11,029.84          11,026.48
            Nov-97         11,074.95          11,058.45
            Dec-97         11,111.89          11,133.65
            Jan-98         11,170.11          11,182.64
            Feb-98         11,180.54          11,206.12
            Mar-98         11,207.24          11,224.05
            Apr-98         11,210.13          11,208.34
            May-98         11,301.40          11,312.58
            Jun-98         11,359.66          11,351.04
            Jul-98         11,375.08          11,402.12
            Aug-98         11,481.01          11,512.72
            Sep-98         11,550.58          11,587.55
            Oct-98         11,577.55          11,643.17
            Nov-98         11,614.66          11,671.12
            Dec-98         11,641.56          11,699.13
            Jan-99         11,690.05          11,805.59
            Feb-99         11,678.48          11,818.58
            Mar-99         11,702.01          11,829.21
            Apr-99         11,714.35          11,865.88
            May-99         11,704.87          11,849.27
            Jun-99         11,626.12          11,778.17
            Jul-99         11,649.99          11,835.89
            Aug-99         11,641.24          11,850.09
            Sep-99         11,656.24          11,895.12
            Oct-99         11,649.15          11,896.31
            Nov-99         11,687.12          11,948.65
            Dec-99         11,748.49          11,929.54
            Jan-00         11,730.52          11,951.01
            Feb-00         11,804.22          11,988.06
            Mar-00         11,925.89          12,049.20
            Apr-00         11,907.32          12,051.61
            May-00         11,900.17          12,063.66
            Jun-00         11,913.79          12,216.87

     Average Annual Total Return

       One              Since
      Year             11/16/95
      2.47%             3.86%

                        TENNESSEE TAX-FREE INCOME SERIES
                            SINCE DECEMBER 20, 1993

                                  [LINE GRAPH]

                 TENNESSEE          LEHMAN           LEHMAN           LEHMAN
                  INCOME            7-YEAR          10-YEAR          20-YEAR
                  SERIES            INDEX            INDEX            INDEX

20-Dec-93        10,000.00        10,000.00        10,000.00        10,000.00
   Dec-93        10,045.93        10,120.00        10,146.00        10,147.00
   Mar-94         9,894.29         9,738.48         9,608.26         9,443.81
   Jun-94         9,783.90         9,840.73         9,749.50         9,537.31
   Sep-94         9,907.90         9,935.20         9,817.75         9,586.90
   Dec-94         9,923.50         9,838.83         9,662.63         9,401.87
   Mar-95        10,646.64        10,355.37        10,331.28        10,240.52
   Jun-95        10,924.20        10,650.50        10,605.06        10,461.72
   Sep-95        11,169.62        10,955.10        10,976.24        10,745.23
   Dec-95        11,737.67        11,231.17        11,320.89        11,373.82
   Mar-96        11,564.55        11,191.86        11,247.31        11,121.33
   Jun-96        11,649.57        11,239.98        11,282.17        11,248.11
   Sep-96        12,125.39        11,441.18        11,507.82        11,569.80
   Dec-96        12,341.87        11,721.49        11,835.79        11,881.03
   Mar-97        12,379.39        11,707.42        11,833.42        11,807.37
   Jun-97        12,693.73        11,819.81        12,222.74        12,305.64
   Sep-97        13,100.65        12,135.40        12,601.65        12,736.34
   Dec-97        13,452.03        12,399.96        12,928.03        13,169.37
   Mar-98        13,641.99        12,541.32        13,061.19        13,327.41
   Jun-98        13,908.53        12,688.05        13,258.41        13,560.64
   Sep-98        14,343.65        13,090.26        13,711.85        14,017.63
   Dec-98        14,478.16        13,172.73        13,802.35        14,068.09
   Mar-99        14,593.04        13,284.70        13,881.02        14,207.37
   Jun-99        14,329.13        13,058.86        13,563.15        13,909.01
   Sep-99        14,187.09        13,165.94        13,649.95        13,657.26
   Dec-99        14,085.79        13,154.09        13,630.84        13,408.70
   Mar-00        14,347.80        13,363.24        13,948.44        14,006.72
   Jun-00        14,445.63        13,579.72        14,171.62        14,216.83

          Average Annual Total Return

          One         Five          Since
         Year        Years        12/20/93
         .84%         5.76%         5.72%

                        TENNESSEE SHORT-TO-MEDIUM SERIES
                             SINCE NOVEMBER 1, 1994

                                   [LINE GRAPH]

                             TENN.              LEHMAN
                             STM                3-YEAR
                            SERIES              INDEX
         01-Nov-94         10,000.00          10,000.00
            Nov-94         10,075.92           9,982.00
            Dec-94         10,153.56          10,006.96
            Jan-95         10,150.97          10,115.03
            Feb-95         10,225.22          10,222.25
            Mar-95         10,289.70          10,314.25
            Apr-95         10,336.61          10,353.44
            May-95         10,466.63          10,511.85
            Jun-95         10,501.95          10,537.08
            Jul-95         10,539.17          10,648.77
            Aug-95         10,658.43          10,731.83
            Sep-95         10,725.57          10,761.88
            Oct-95         10,793.23          10,813.54
            Nov-95         10,849.84          10,882.75
            Dec-95         10,876.60          10,928.45
            Jan-96         10,913.57          11,013.70
            Feb-96         10,916.81          11,015.90
            Mar-96         10,890.55          10,989.46
            Apr-96         10,904.74          11,002.65
            May-96         10,931.64          11,012.55
            Jun-96         10,988.83          11,078.63
            Jul-96         11,057.90          11,139.56
            Aug-96         11,084.27          11,156.27
            Sep-96         11,153.17          11,224.32
            Oct-96         11,201.58          11,302.89
            Nov-96         11,292.61          11,408.01
            Dec-96         11,302.98          11,413.71
            Jan-97         11,330.78          11,463.93
            Feb-97         11,365.21          11,520.11
            Mar-97         11,359.93          11,460.20
            Apr-97         11,408.27          11,509.48
            May-97         11,470.25          11,602.71
            Jun-97         11,519.44          11,671.16
            Jul-97         11,670.89          11,810.05
            Aug-97         11,642.28          11,786.43
            Sep-97         11,724.59          11,871.29
            Oct-97         11,798.54          11,923.52
            Nov-97         11,836.90          11,958.10
            Dec-97         11,911.11          12,039.42
            Jan-98         11,963.49          12,092.39
            Feb-98         11,967.08          12,117.79
            Mar-98         11,995.64          12,137.17
            Apr-98         12,011.39          12,120.18
            May-98         12,098.09          12,232.90
            Jun-98         12,125.27          12,274.49
            Jul-98         12,152.36          12,329.73
            Aug-98         12,250.95          12,449.33
            Sep-98         12,335.22          12,530.25
            Oct-98         12,362.51          12,590.39
            Nov-98         12,411.89          12,620.61
            Dec-98         12,426.66          12,650.90
            Jan-99         12,488.82          12,766.02
            Feb-99         12,477.21          12,780.06
            Mar-99         12,503.16          12,791.57
            Apr-99         12,516.97          12,831.22
            May-99         12,518.44          12,813.26
            Jun-99         12,449.36          12,736.38
            Jul-99         12,466.42          12,798.78
            Aug-99         12,469.40          12,814.14
            Sep-99         12,495.94          12,862.84
            Oct-99         12,500.25          12,864.12
            Nov-99         12,527.57          12,920.72
            Dec-99         12,567.74          12,900.05
            Jan-00         12,573.80          12,923.27
            Feb-00         12,639.12          12,963.33
            Mar-00         12,769.30          13,029.45
            Apr-00         12,738.53          13,032.05
            May-00         12,658.07          13,045.08
            Jun-00         12,764.38          13,210.76

        Average Annual Total Return

     One          Five         Since
    Year         Years        11/01/94
    2.53%        3.98%         4.40%

                      INTERMEDIATE GOVERNMENT BOND SERIES
                              SINCE JULY 14, 1992

                                   [LINE GRAPH]

                         INTERMEDIATE           LEHMAN
                          GOVERNMENT         INTERMEDIATE
                             BOND              TREASURY
                            SERIES              INDEX

         14-Jul-92         10,000.00          10,000.00
            Jul-92         10,199.80          10,252.00
            Aug-92         10,316.65          10,347.34
            Sep-92         10,521.66          10,493.24
            Oct-92         10,344.79          10,342.14
            Nov-92         10,218.04          10,324.56
            Dec-92         10,479.66          10,498.01
            Jan-93         10,721.95          10,693.27
            Feb-93         10,998.05          10,850.46
            Mar-93         10,995.82          10,890.61
            Apr-93         11,071.82          10,975.56
            May-93         11,055.18          10,945.92
            Jun-93         11,263.74          11,104.64
            Jul-93         11,395.12          11,126.85
            Aug-93         11,633.67          11,292.64
            Sep-93         11,710.25          11,338.94
            Oct-93         11,778.40          11,366.15
            Nov-93         11,638.72          11,310.46
            Dec-93         11,729.57          11,356.83
            Jan-94         11,852.86          11,469.26
            Feb-94         11,652.56          11,312.13
            Mar-94         11,313.62          11,146.98
            Apr-94         11,149.58          11,074.52
            May-94         10,953.95          11,082.27
            Jun-94         10,889.94          11,084.49
            Jul-94         11,154.67          11,229.70
            Aug-94         11,194.15          11,262.26
            Sep-94         10,946.82          11,168.79
            Oct-94         10,884.13          11,171.02
            Nov-94         10,912.13          11,121.87
            Dec-94         11,033.40          11,158.57
            Jan-95         11,218.79          11,340.45
            Feb-95         11,508.98          11,559.33
            Mar-95         11,581.82          11,622.90
            Apr-95         11,673.96          11,628.48
            May-95         12,225.97          11,956.40
            Jun-95         12,286.23          12,035.32
            Jul-95         12,239.92          12,040.13
            Aug-95         12,363.47          12,136.45
            Sep-95         12,472.49          12,217.77
            Oct-95         12,609.19          12,354.60
            Nov-95         12,780.66          12,505.33
            Dec-95         12,968.94          12,630.38
            Jan-96         13,057.76          12,737.74
            Feb-96         12,838.72          12,601.45
            Mar-96         12,762.79          12,539.70
            Apr-96         12,671.29          12,503.34
            May-96         12,633.76          12,497.08
            Jun-96         12,800.47          12,620.81
            Jul-96         12,830.34          12,658.67
            Aug-96         12,819.80          12,675.12
            Sep-96         13,016.71          12,837.37
            Oct-96         13,283.02          13,119.79
            Nov-96         13,481.54          13,277.22
            Dec-96         13,376.68          13,205.53
            Jan-97         13,445.55          13,254.39
            Feb-97         13,506.49          13,274.27
            Mar-97         13,452.66          13,195.95
            Apr-97         13,573.93          13,343.75
            May-97         13,670.51          13,447.83
            Jun-97         13,818.41          13,562.13
            Jul-97         14,206.21          13,815.75
            Aug-97         14,047.66          13,760.48
            Sep-97         14,238.30          13,910.47
            Oct-97         14,445.58          14,073.22
            Nov-97         14,465.62          14,105.59
            Dec-97         14,633.00          14,221.26
            Jan-98         14,844.81          14,411.82
            Feb-98         14,817.06          14,393.09
            Mar-98         14,855.17          14,436.27
            Apr-98         14,934.43          14,504.12
            May-98         15,046.07          14,604.20
            Jun-98         15,126.50          14,702.04
            Jul-98         15,181.08          14,759.38
            Aug-98         15,414.43          15,051.62
            Sep-98         15,751.18          15,414.36
            Oct-98         15,698.30          15,445.19
            Nov-98         15,718.30          15,388.04
            Dec-98         15,756.48          15,446.52
            Jan-99         15,825.75          15,514.48
            Feb-99         15,651.90          15,287.97
            Mar-99         15,655.24          15,388.87
            Apr-99         15,689.32          15,431.96
            May-99         15,584.02          15,333.20
            Jun-99         15,460.26          15,360.80
            Jul-99         15,386.54          15,374.62
            Aug-99         15,390.38          15,405.37
            Sep-99         15,583.89          15,525.53
            Oct-99         15,592.19          15,545.72
            Nov-99         15,598.63          15,551.93
            Dec-99         15,475.58          15,508.39
            Jan-00         15,433.57          15,466.52
            Feb-00         15,554.01          15,587.15
            Mar-00         15,731.88          15,785.11
            Apr-00         15,704.23          15,774.06
            May-00         15,663.12          15,840.31
            Jun-00         16,041.89          16,068.41

    Average Annual Total Return

   One             Five          Since
  Year            Years         7/14/92
  3.76%           5.48%          6.09%

NOTES ON GRAPHS:
--------------------------------------------------------------------------------
Results reflect reinvestment of all dividend and capital gain distributions. For each series, we have chosen an index that approximates the average maturity of the compared series. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting transaction costs, an impossibility in reality. On the other hand, the fund's performance reflects not only these factors but management costs as well. Past performance is not indicative of future results.

--------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
ALABAMA MUNICIPAL BONDS -- 100%
JUNE 30, 2000

                                                                             MATURITY
BOND DESCRIPTION                                               COUPON          DATE        RATING#         PAR VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
86.07% OF NET ASSETS

AL Private Colleges & University Facilities Authority Revenue   5.900       09/01/2016     Aaa/AAA*       $  10,000       $  10,233
Alabama Water Pollution Control Authority                       5.500       08/15/2016     Aaa/AAA*          10,000           9,936
Colbert County Northwest AL Health Care Facility                5.750       06/01/2015     Aaa/AAA*          10,000          10,171
DCH Health Care Authority AL Health Care Facility               5.500       06/01/2013     Aaa/AAA*          10,080          10,000
Houston County AL Warrants                                      5.650       10/15/2015     Aaa/AAA*          25,289          25,000
Houston County AL Health Care - SE Alabama Medical Center       5.750       10/01/2022     Aaa/AAA*          10,000           9,974
Jefferson County AL Board of Education Capital Outlay           5.800       02/15/2020     AAA/AAA*          10,000          10,026
Lee County AL Warrants                                          5.500       02/01/2021     Aaa/AAA*          15,000          14,532
Northwest AL Gas District Gas System Revenue                    5.900       05/01/2020       Aaa             35,000          35,597
St Clair County Board of Education School Tax Anticipation      5.500       02/01/2016     Aaa/AAA*          10,000           9,937
Southeast AL Gas District System Revenue Series A               5.500       06/01/2020       Aaa             10,000           9,659
University of Alabama Revenue - Birmingham                      6.000       10/01/2020     Aaa/AAA*          25,000          25,351
University of Alabama University Revenue                        5.750       12/01/2016     Aaa/AAA*          10,000          10,173
                                                                                                                    ----------------
                                                                                                                            190,959
PUBLIC FACILITIES REVENUE BONDS
9.13% OF NET ASSETS
Hoover AL Wts - Series A                                        5.650       01/01/2014     Aa3/AA-*          10,000          10,223
Rockford AL Public Building Authority Building Revenue          5.750       09/01/2015        NR             10,000          10,030
                                                                                                                    ----------------
                                                                                                                             20,252
MUNICIPAL UTILITY REVENUE BONDS
4.53% OF NET ASSETS
Douglas AL Water & Fire Protection Authority Water Revenue      5.600       06/01/2015        NR             10,000          10,060
                                                                                                                    ----------------
                                                                                                                             10,060
                                                                                                                    ----------------

Total Investments (cost $215,210)(a) - 99.73% of Net Assets                                                               $ 221,271
                                                                                                                    ================

          *   Standard and Poor's Corporation
               All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                               Unrealized appreciation                     $  6,061
                                                                               Unrealized depreciation                            -
                                                                                                                    ----------------
                                                                               Net unrealized appreciation                 $  6,061
                                                                                                                    ================

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value (Cost: $215,210)                                                             $     221,271
Interest receivable                                                                                                      3,363
Receivable from Advisor                                                                                                  2,023
                                                                                                        -----------------------
      Total assets                                                                                                     226,657
LIABILITIES:
Payable for:
   Distributions                                                                             $    2,832
   Transfer agent                                                                                   133
   Other fees                                                                                     1,828
                                                                                     -------------------
      Total liabilities                                                                                           $      4,793
                                                                                                        -----------------------

NET ASSETS:
Capital                                                                                                                215,803
Net unrealized appreciation in value of investments                                                                      6,061
                                                                                                        -----------------------
Net assets at value                                                                                              $     221,864
                                                                                                        =======================
NET ASSET VALUE, offering price and redemption price per share
               ($221,864 / 21,516 shares outstanding)                                                             $      10.31
                                                                                                        =======================

-------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000
Net investment income:
      Interest income                                                                                             $      5,095
                                                                                                        -----------------------
      Expenses:
         Investment advisory fees                                                                                          442
         Transfer agent                                                                                                    133
         Professional fees                                                                                               1,710
         Trustee fees                                                                                                        6
         Printing                                                                                                          400
         Registration fees                                                                                                 164
         Other expenses                                                                                                     54
                                                                                                        -----------------------
         Total expenses                                                                                                  2,909
         Expenses reimbursed by Investment Advisor                                                                      (2,465)
                                                                                                        -----------------------
Net investment income
                                                                                                                         4,651
                                                                                                        -----------------------

Net realized and unrealized gain on investments                                                                          6,061
                                                                                                        -----------------------
Net increase in net assets resulting from operations                                                              $     10,712
                                                                                                        =======================

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000

                                                                                           FOR THE PERIOD 1/1/2000
Increase in net assets:                                                                           TO 6/30/2000
                                                                                           -----------------------
   Operations:
      Net investment income                                                                           $     4,651
      Net increase in unrealized appreciation                                                               6,061
                                                                                           -----------------------
   Net increase in net assets resulting from operations                                                    10,712
   Distributions to shareholders from net investment income                                                (4,651)
   Net fund share transactions                                                                            215,803
                                                                                           -----------------------
Total increase                                                                                            221,864

Net assets:
   Beginning of year                                                                                            -
   End of year                                                                                            221,864
                                                                                           -----------------------
                                                                                                     $    221,864
                                                                                           =======================

--------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME
SERIES FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                          ------------------------
                                          For the period 1/1/2000
                                          ------------------------
                                              to 6/30/2000(a)
                                          ------------------------
NET ASSET VALUE, BEGINNING OF YEAR                $10.00
                                           --------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                            0.26
   Net gains (losses) on securities
      (both realized and unrealized)                0.31
                                           --------------
Total from investment operations                    0.57
LESS DISTRIBUTIONS:
   Distributions (from net investment              (0.26)
income)
                                           --------------
NET ASSET VALUE, END OF YEAR                      $10.31
                                           ==============
Total return(c)                                    5.79%
Net assets, end of year (in thousands):             $222
Ratio of expenses to average net assets(b)         0.50%
Ratio of net investment income to
   average net assets(b)                           5.23%
   After expenses reimbursement(b)                 2.46%
Portfolio turnover                                 0.00%
(a) Commencement of operations January 1, 2000.
(b) Annualized for periods less than a year.
(c) Total return is not annualized.

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
JUNE 30, 2000

                                                                                   MATURITY
BOND DESCRIPTION                                                        COUPON        DATE      RATING#     PAR VALUE   MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

INSURED MUNICIPAL REVENUE BONDS
47.04% OF NET ASSETS
Danville KY Multi-City Lease Revenue-Shelbyville                          6.550    07/01/2006   Aaa/AAA*   $  495,000   $   521,037
Danville KY Multi-City Lease Revenue                                      6.875    12/01/2010   Aaa/AAA*      400,000       424,852
Daviess County KY Hospital Revenue                                        6.250    08/01/2012   Aaa/AAA*    3,000,000     3,139,560
Daviess County Ky Hospital Revenue                                        6.250    08/01/2022   Aaa/AAA*    1,000,000     1,017,550
Floyd County KY Hospital Revenue-Low Highland Hospital                    7.500    08/01/2010     AAA*      1,255,000     1,296,779
Greater KY Housing Assistance Corporation                                 5.350    07/01/2022   Aaa/AAA*    1,000,000       939,730
Greater KY Housing-Tug Fork Apartments                                    5.600    01/01/2007   Aaa/AAA*      290,000       293,405
Greater KY Housing-Tug Fork Apartments                                    6.350    01/01/2022   Aaa/AAA*    2,105,000     2,127,524
Greater KY Housing Assistance Corporation                                 6.050    07/01/2022   Aaa/AAA*    1,435,000     1,450,555
Greater KY Housing Assistance Corporation                                 6.100    01/01/2024   Aaa/AAA*    4,000,000     4,065,640
Greater Ky Housing Assistance Corporation                                 6.200    02/01/2025     AAA*      8,735,000     8,823,486
Hopkins County KY Hospital Revenue-Trover Clinic Foundation               6.625    11/15/2011   Aaa/AAA*    2,000,000     2,093,540
Jefferson County KY Health Facilities Alliant Health Service              5.125    10/01/2017   Aaa/AAA*    6,700,000     6,258,805
Jefferson County KY Health Facilities-Alliant Health System               5.125    10/01/2027   Aaa/AAA*      500,000       448,985
Jefferson County KY Health Facilities Jewish Hospital                     5.700    01/01/2021   Aaa/AAA*    8,000,000     7,923,680
Jefferson County KY Health Facilities University Medical                  5.500    07/01/2017   Aaa/AAA*    6,000,000     5,889,600
Jefferson County KY Health Facilities-Jewish Hospital                     6.500    05/01/2015   Aaa/AAA*    6,380,000     6,688,282
Jefferson County Ky School District Finance Corporation                   5.250    01/01/2016   Aaa/AAA*    1,000,000       967,050
Jefferson County KY Health Services - Alliant Health                      5.125    10/01/2018   Aaa/AAA*   28,000,000    26,397,560
Jefferson County KY Capital Projects Corporation Revenue                  5.600    04/01/2014   AAA/Aaa*    1,000,000     1,014,330
Jefferson County KY Capital Projects Corporation Revenue                  5.375    06/01/2018   Aaa/AAA*    1,500,000     1,455,450
Jefferson County KY Hospital Revenue                                      6.436    10/01/2014   Aaa/AAA*    1,500,000     1,581,270
Jefferson County KY Multi Family Revenue                                  5.000    08/20/2018     AAA*        385,000       349,888
KY Area Development Districts Financing Trailer Lease Program             6.150    12/01/2022      AA*      1,020,000     1,046,316
Kentucky Counties 1987 Single Family Mortgage Revenue                     8.625    09/01/2015     AAA*         10,000        10,100
Kentucky Economic Development Finance Authority Medical Center            5.000    02/01/2018   Aaa/AAA*    1,000,000       897,220
Kentucky Development Finance Authority-Ashland Hospital                   6.125    02/01/2012   Aaa/AAA*    4,000,000     4,191,040
Kentucky Economic Development Finance Authority-Ashland Hospital          5.000    02/01/2028   Aaa/AAA*    1,000,000       871,950
Kentucky Development Finance Authority-St Clair Medical                   5.875    09/01/2013      Aaa      2,000,000     2,052,260
Kentucky Development Finance Authority-St Elizabeth Hospital              5.900    12/01/2015   AAA/Aaa*    2,500,000     2,562,825
Kentucky Development Finance Authority-St Claire Medical                  5.625    09/01/2021     AAA*      2,500,000     2,443,850
Kentucky Development Finance Authority-Methodist Hospital                 5.625    02/01/2017     AAA*      6,500,000     6,475,365
Kentucky Economic Development Authority-South Central Nursing             6.000    07/01/2011   Aaa/AAA*    3,650,000     3,860,934
Kentucky Economic Development Finance Authority-Baptist Hospital          5.000    08/15/2015   Aaa/AAA*    5,250,000     5,034,488
Kentucky Housing Corporation                                              5.950    07/01/2017   Aaa/AAA*    1,500,000     1,524,855
Kentucky Housing Corporation                                              5.400    07/01/2014   Aaa/AAA*    3,000,000     2,942,280
Kentucky Housing Corporation                                              7.125    01/01/2010   Aaa/AAA*    3,935,000     4,109,596
Kentucky Housing Corporation                                              7.250    01/01/2017   Aaa/AAA*      330,000       345,045
Kentucky Housing Corporation                                              6.600    07/01/2011   Aaa/AAA*      285,000       299,923
Kentucky Housing Corporation                                              6.600    07/01/2011   Aaa/AAA*    4,500,000     4,735,620
Kentucky Housing Corporation                                              6.625    07/01/2014   Aaa/AAA*    1,000,000     1,052,830
Kentucky Housing Corporation                                              6.600    01/01/2011   Aaa/AAA*      620,000       655,526
Kentucky Housing Corporation                                              5.800    01/01/2019   Aaa/AAA*    6,755,000     6,772,360
Kentucky Housing Corporation                                              6.500    07/01/2017   Aaa/AAA*    5,615,000     5,997,550
Kentucky Housing Corporation                                              5.700    07/01/2017   Aaa/AAA*      500,000       501,510
Kentucky Housing Corporation                                              6.400    01/01/2017   Aaa/AAA*   10,955,000    11,689,095
Kentucky Housing Corporation                                              5.500    01/01/2015   Aaa/AAA*    1,000,000       995,060
Kentucky State Property & Building Commission  Project #64                5.500    05/01/2017   Aaa/AAA*    8,000,000     7,930,000
Kentucky State Turnpike Authority Resource Recovery Revenue               6.000    07/01/2009   Aaa/AAA*      740,000       745,550
Lexington Fayette Urban County Government KY Sewer System                 6.350    07/01/2007   Aaa/AAA*      400,000       419,844
Lexington Fayette Urban County Government KY Sewer System                 6.375    07/01/2010   AAA/Aaa*    2,900,000     3,037,808
Lexington Fayette Urban County Government KY Sewer System                 6.375    07/01/2012   AAA/Aaa*    2,500,000     2,618,800
Lexington Fayette Urban County Government Public Facilities               5.125    10/01/2015   Aaa/AAA*    1,770,000     1,698,386
Lexington Fayette Urban County Government Public Facilities               5.125    10/01/2018   Aaa/AAA*    2,135,000     1,994,325
Lexington Fayette Urban County Government Public Facilities               5.125    10/01/2019   Aaa/AAA*    2,415,000     2,240,396
Lexington-Fayette Urban County KY Government Project Revenue              5.000    11/01/2018      Aaa      1,000,000       921,990
Louisville & Jefferson County KY Metropolitan Sewer District              5.300    05/15/2019   Aaa/AAA*    4,000,000     3,838,520
Louisville KY Parking Authority-River City First Mortgage                 5.000    12/01/2017   Aaa/AAA*    1,000,000       930,590
McCreary County Courthouse & Public Square Corporation Revenue            5.400    09/01/2020      AAA      1,550,000     1,509,034
Pike County KY Mortgage Revenue-Phelps Regional Health                    5.350    09/20/2012     AAA*        280,000       281,798
Radcliff KY Mortgage Revenue-Lincoln Trail Care                           5.650    01/20/2019     AAA*      3,110,000     3,145,019

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS - 100%
JUNE 30, 2000

                                                                                   MATURITY
BOND DESCRIPTION                                                        COUPON        DATE      RATING#    PAR VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

Shelbyville KY Certificate of Participation                               5.150    07/01/2018      Aaa    $ 4,165,000  $  3,843,087
University of Kentucky Consolidated Educational Buildings                 5.750    05/01/2015   AAA/Aaa*    1,850,000     1,889,627
Warren County Ky Hospital Revenue                                         5.000    04/01/2017   Aaa/AAA*    1,000,000       917,910
Warren County KY Hospital Facility Revenue                                5.000    04/01/2016   AAA/Aaa*    1,000,000       925,800
Boyle County KY Hospital Revenue-Ephraim McDowell Regional                5.800    04/01/2014   Aaa/AAA*    1,000,000     1,020,450
                                                                                                                     ---------------
                                                                                                                        196,145,085

PUBLIC CORPORATION REVENUE BONDS
15.03% OF NET ASSETS
Boone County KY Public Property                                           6.250    12/15/2012      A1         960,000     1,006,234
Calloway County Public Property Corporation-Courthouse                    5.625    03/01/2018       A       1,000,000       994,930
Campbell County KY Public Property                                        6.250    12/01/2015       A         810,000       840,885
Danville Ky Multi-City Lease Revenue                                      5.000    09/01/2011      NR         545,000       523,314
Danville KY Multi-City Lease Revenue-Campbellsville                       7.000    04/01/2002      NR         165,000       169,125
Danville KY Multi-City Lease Revenue-Owensboro Museum                     7.050    08/01/2011       A         440,000       464,024
Danville KY Multi-City Lease Revenue Housing Authority                    6.500    02/01/2012      A1       1,170,000     1,230,302
Danville KY Multi-City Lease Revenue Paducah Public Property              7.200    06/01/2011       A         500,000       522,895
Jeffersontown KY Certificate of Participation                             6.500    09/01/2009       A       1,400,000     1,497,538
Jeffersontown KY Certificate of Participation                             5.750    11/01/2015       A       1,095,000     1,120,360
Kenton County KY Public Property Corporation Revenue                      5.700    12/01/2015       A       1,305,000     1,311,186
Kenton County KY Public Property Corporation Revenue                      5.700    12/01/2016       A       1,380,000     1,383,229
Kenton County KY Public Properties Corporation-Courthouse Facility        5.000    03/01/2020      A1       2,000,000     1,826,700
Kentucky League of Cities-Middlesboro Series                              6.200    08/01/2017      A-*        555,000       578,732
Mt. Sterling KY Lease Revenue-Kentucky League of Cities                   6.100    03/01/2008      Aa       1,500,000     1,570,380
Mt. Sterling KY Lease Revenue-Kentucky League of Cities                   6.150    03/01/2013      Aa      17,860,000    18,720,138
Mt. Sterling KY Lease Revenue-Kentucky League of Cities                   6.200    03/01/2018      Aa       6,500,000     6,738,615
Oldham County KY Public Facilities Construction Corporation               5.250    06/01/2017      A-*      1,060,000     1,013,021
Pendleton County KY Multi-County Lease Revenue                            6.500    03/01/2019      A*      16,000,000    16,785,600
Richmond KY Public Recreation Corporation Revenue                         7.250    10/01/2011      NR         290,000       303,079
Shelbyville KY Certificates of Participation Revenue Refunding            5.350    10/01/2013      NR       1,295,000     1,236,880
Shelbyville KY Certificate of Participation Revenue Refunding             5.450    10/01/2017      NR       1,130,000     1,051,024
Union County KY Public Property Corporation                               6.125    09/01/2015      NR         700,000       719,390
Woodford County KY Public Property Corporation Revenue                    5.600    11/01/2017       A       1,065,000     1,060,229
                                                                                                                     ---------------
                                                                                                                         62,667,810

COUNTY GENERAL OBLIGATION AND SCHOOL BONDS
8.39% OF NET ASSETS
Boone County KY School District Finance Corporation                       6.000    02/01/2018      Aa3      1,000,000     1,028,000
Boone County KY School District Finance Corporation                       5.700    05/01/2018      Aa3      2,500,000     2,503,200
Boone County Ky School District Finance Corporation                       5.500    09/01/2019      Aa3      1,860,000     1,818,913
Boone County KY School District Finance Corporation                       5.750    02/01/2020      Aa3      1,200,000     1,208,004
Bullitt County KY School District Finance Corporation                     6.000    08/01/2014      Aa3      1,100,000     1,153,955
Clark County KY School District Finance Corporation                       6.000    05/01/2012      Aa3        320,000       331,997
Estill County KY School District Finance Corporation                      5.875    08/01/2016       A       1,780,000     1,840,734
Floyd County KY School District Finance Corporation                       6.000    06/01/2014      Aa3      1,000,000     1,042,170
Greenup County KY School District Finance Corporation                     6.100    09/01/2014      Aa3      1,105,000     1,154,073
Hardin County KY General Obligation                                       5.125    06/01/2019      A2       2,255,000     2,093,632
Hardin County KY School District Finance Corporation                      6.000    07/01/2016      Aa3      1,025,000     1,066,554
Harlan KY Independent School District Finance Corporation                 6.000    05/01/2015      Aa3        275,000       288,206
Hopkins County KY School District Finance Corporation                     6.200    06/01/2015      Aa3      2,500,000     2,633,825
Jefferson County Ky Improvement                                           6.000    04/01/2020    Aa2/AA*    1,985,000     2,037,761
Jefferson County KY College Project Bellarmine College                    5.250    05/01/2019     Baa2      2,000,000     1,857,480
Jessamine County KY School District Finance Corporation                   6.125    06/01/2015      Aa3      1,000,000     1,053,450
Laurel County KY School District Finance Corporation                      5.600    03/01/2017      Aa3      1,000,000     1,007,580
Laurel County School District School Building Revenue                     5.750    06/01/2020      Aa3      1,250,000     1,236,775
Letcher County KY School District Finance Corporation                     6.700    10/01/2014      Aa3      1,490,000     1,615,339
McLean County KY School District Finance Corporation                      6.000    06/01/2014      NR       1,405,000     1,470,866
Pendleton County KY School District Finance Corporation                   5.125    06/01/2019      Aa3      1,140,000     1,073,458
Pike County KY School District Finance Corporation                        6.200    08/01/2010      Aa3        305,000       319,006
Pike County KY School District Finance Corporation                        6.200    08/01/2011      Aa3        325,000       339,924
Powell County KY School District Finance Corporation                      5.900    08/01/2016      Aa3      1,185,000     1,229,046
Scott County KY School District Finance Corporation                       5.900    06/01/2016      Aa3      3,450,000     3,567,473
                                                                                                                     ---------------
                                                                                                                         34,971,420

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS - 100%
JUNE 30, 2000

                                                                                   MATURITY
BOND DESCRIPTION                                                        COUPON        DATE      RATING#    PAR VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------


HOSPITAL AND HEALTHCARE REVENUE BONDS
8.33% OF NET ASSETS
Christian County KY Hospital Revenue-Jennie Stuart Medical                5.800    07/01/2011      A-*     $  270,000   $   274,836
Christian County KY Hospital Revenue-Jennie Stuart Medical                6.000    07/01/2017      A-*      4,000,000     4,030,280
Christian County KY Hospital Revenue-Jennie Stuart Medical                6.000    07/01/2013      A-*      2,870,000     2,952,541
Jefferson County KY Health Facilities Jewish Hospital                     5.700    01/01/2011    A1/AA-*    1,200,000     1,234,992
Jefferson County KY Medical Center Services Revenue                       7.300    05/01/2009       A         400,000       414,440
Kentucky Development Finance Authority-Catholic Health                    5.000    12/01/2027    Aa2/AA*   10,000,000     8,614,500
Kentucky Development Finance Association-Green River                      6.000    11/01/2010      Aa3      1,000,000     1,052,780
KY Economic Development Financial Authority Catholic Health               5.972    12/01/2015   Aa3/AA-*    2,000,000     2,042,020
KY Economic Development Finance Authority-Appalachian Regional            5.875    10/01/2022     BBB*      3,500,000     2,744,105
Kentucky Economic Development Finance Authority-Catholic Health           5.000    12/01/2018    Aa2/AA*    6,950,000     6,340,068
Ky Economic Development Finance Authority Hospital-Appalachian Regional   5.850    10/01/2017     BBB*      1,000,000       866,820
Madison County Ky Industrial Building Revenue - McCready Manor            5.500    06/01/2020      AA*      1,785,000     1,755,226
Pike County KY Mortgage Revenue Phelps Regional Health                    5.650    09/20/2027      AAA      2,435,000     2,408,069
                                                                                                                     ---------------
                                                                                                                         34,730,677

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
7.74% OF NET ASSETS
Ashland KY Pollution Control Revenue-Ashland Oil Project                  6.650    08/01/2009     Baa1      8,835,000     9,243,354
Campbellsville KY Industrial Revenue-Campbellsville College               6.950    03/01/2015      NR       1,150,000     1,227,407
Campbellsville KY Industrial Revenue-Campbellsville College               6.000    03/01/2017      NR       1,920,000     1,948,205
Carroll County KY Collateralized Pollution Control Revenue                6.250    02/01/2018   Aa2/AA-*    1,000,000     1,040,690
Jefferson County KY Pollution Control Revenue-E I DuPont                  6.300    07/01/2012    Aa3/AA*    3,500,000     3,731,140
Jefferson County KY Pollution Control-Louisville Gas                      5.625    08/15/2019    Aa2/AA*    9,150,000     8,873,304
Kentucky League of Cities-Ashland Series                                  6.250    08/01/2017      A-       1,550,000     1,619,084
Meade County KY Pollution Control Revenue-Olin Corporation                6.000    07/01/2007      NR         575,000       578,019
Mercer County KY Collateralized Pollution Control Revenue                 6.250    02/01/2018   Aa2/AA-*    2,500,000     2,589,675
Middlesboro KY Industrial Building Revenue-Fern Lake Project              6.200    12/01/2002      NR         365,000       373,329
Muhlenberg County KY Collateralized Pollution Control Revenue             6.250    02/01/2018    Aa2/AA*    1,000,000     1,036,490
                                                                                                                     ---------------
                                                                                                                         32,260,696

STATE GENERAL OBLIGATION AND AGENCY BONDS
4.05% OF NET ASSETS
Kentucky Higher Education Student Loan                                    9.250    06/01/2001    Aa/Aa-*      180,000       188,269
Kentucky Infrastructure Authority                                         5.750    08/01/2013    Aa3/A*       900,000       918,198
Kentucky Infrastructure Authority                                         5.750    08/01/2018    Aa3/A*     1,500,000     1,507,770
Kentucky Infrastructure Authority                                         6.375    08/01/2014    Aa3/A*       700,000       744,821
Kentucky Infrastructure Authority                                         5.375    02/01/2018    Aa3/A*     2,000,000     1,936,920
Kentucky Infrasturcture Authority                                         5.000    06/01/2017    Aa3/A*     1,035,000       955,895
Kentucky State Property & Buildings Commission Project #59                5.700    11/01/2014    Aa3/A*     1,000,000     1,012,460
KY State Property & Building Revenue Project #65                          5.950    02/01/2017    Aa3/A+*    1,000,000     1,035,380
Kentucky State Property & Building Commission Project #63                 5.100    11/01/2018    Aa3/A*     2,000,000     1,875,240
KY State Property & Buildings Revenue  Project #65                        6.000    02/01/2018    Aa3/A+*    1,000,000     1,030,800
Kentucky State Property & Buildings Commission Project #54                6.000    09/01/2012    Aa3/A+*    1,210,000     1,261,824
Kentucky State Property & Buildings Commission Project #59                5.625    11/01/2015    Aa3/A*     1,000,000     1,004,980
Kentucky State Property & Buildings Commission Project #40                6.875    11/01/2007    Aa3/A*     3,250,000     3,418,675
                                                                                                                     ---------------
                                                                                                                         16,891,232

PREREFUNDED BONDS
2.55% OF NET ASSETS
Danville KY Multi-City Lease Revenue-Shelbyville                          6.700    07/01/2011   Aaa/AAA*    2,500,000     2,641,050
Danville KY Multi-City Lease Revenue-Mt Sterling                          7.375    06/01/2007      NR         240,000       249,077
Danville KY Multi-City Lease Revenue-Mt Sterling                          7.500    06/01/2011      NR         205,000       212,755
Elsmere KY Industrial Development Revenue-Courtaulds plc                  6.750    04/01/2010      NR       2,000,000     2,195,700
Erlanger KY Public Property Revenue-Fire Protection                       7.400    11/01/2008     BBB+*        75,000        78,174
Erlanger KY Public Property Revenue-Fire Protection                       7.400    11/01/2009     BBB+*       100,000       104,232
Jefferson County KY Hospital Revenue                                      6.436    10/01/2014   Aaa/AAA*    2,500,000     2,635,450
Kentucky Infrastructure Authority                                         6.000    08/01/2011   Aaa/AAA*       90,000        92,890
Martin County KY Public Property Corporation Revenue                      7.250    09/01/2010      NR         150,000       156,302
Martin County KY Public Property Corporation Revenue                      7.250    09/01/2011      NR         160,000       166,722
Owensboro KY Water Revenue                                                6.250    09/15/2009   Aaa/AAA*      800,000       830,584

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS - 100%
JUNE 30, 2000

                                                                                   MATURITY
BOND DESCRIPTION                                                        COUPON        DATE      RATING#    PAR VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

Richmond KY Public Recreation Corporation Revenue                         6.750    08/01/2013      NR      $  575,000   $   617,740
Shelbyville KY Public Property Recreational Corporation                   6.900    10/01/2012      NR         400,000       426,476
Wurtland KY Sewer System Revenue                                          7.700    10/01/2004      A+*        200,000       207,974
                                                                                                                     ---------------
                                                                                                                         10,615,125

STATE AND LOCAL MORTGAGE REVENUE BONDS
2.12% OF NET ASSETS
Florence KY Housing Facility Revenue                                      6.300    08/15/2019     A/A*      2,615,000     2,616,831
Floyd County KY Public Property Revenue-Justice Center                    6.125    09/01/2018       A       1,240,000     1,296,048
Kentucky Housing Corporation                                              7.400    01/01/2010   Aaa/AAA*    2,290,000     2,335,983
Kentucky Housing Corporation                                              7.550    01/01/2016   Aaa/AAA*    1,955,000     1,998,714
Louisville Housing Assistance Mortgage Corp  Rivertown Project            5.100    07/01/2024      Aa2        655,000       589,723
                                                                                                                     ---------------
                                                                                                                          8,837,298

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.80% OF NET ASSETS
Georgetown College Project Series A                                       6.000    11/15/2016       A       1,000,000     1,029,850
Georgetown College Project Series A                                       6.250    11/15/2020       A       4,000,000     4,054,920
Kentucky Housing Corporation Revenue  Series E                            4.750    07/01/2017   Aaa/AAA*    1,335,000     1,196,721
University of Louisville Health & Education                               6.000    11/01/2013      A2       1,180,000     1,222,091
                                                                                                                     ---------------
                                                                                                                          7,503,581

MUNICIPAL UTILITY REVENUE BONDS
1.28% OF NET ASSETS
Cynthiana KY Waterworks & Sewer Revenue                                   6.400    01/01/2007     BBB-*       575,000       604,296
Danville KY Multi-City Lease Revenue-Ashland Utilities                    6.750    04/01/2012     BBB+*       915,000       966,597
Danville KY Multi-City Lease Revenue-Hopkinsville                         6.875    06/01/2012     Baa1      2,170,000     2,479,377
Franklin KY Water & Sewer Revenue Refunding                               6.200    12/01/2011      Baa      1,000,000     1,042,630
Pendleton County KY Multi-County Lease Revenue                            7.450    03/01/2004      AA*        245,000       253,604
                                                                                                                     ---------------
                                                                                                                          5,346,504

LOCAL GENERAL OBLIGATION AND SCHOOL BONDS
 .86% OF NET ASSETS
Covington Independent School District Finance Corporation                 5.250    06/02/2019      Aa3      1,225,000     1,167,070
Junction City KY College Revenue-Center College Project                   5.875    04/01/2017      A2       1,000,000     1,024,280
KY Interlocal Transportation Equipment Lease Revenue                      6.000    12/01/2020       A         400,000       411,732
Richmond KY Court Facilities Corporation Revenue                          5.250    02/01/2019      A3       1,035,000       987,690
                                                                                                                     ---------------
                                                                                                                          3,590,772

Total Investments (cost $413,013,050)(a) - 99.19% of Net Assets                                                       $ 413,560,200
                                                                                                                     ===============

          *   Standard and Poor's Corporation
               All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a)   Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                                             Unrealized appreciation                                  $   9,450,125
                                                             Unrealized depreciation                                     (8,902,975)
                                                                                                                     ---------------
                                                             Net unrealized appreciation                              $     547,150
                                                                                                                     ===============

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value (Cost: $413,013,050)                                                        $  413,560,200
Cash                                                                                                                   127,884
Interest receivable                                                                                                  7,756,734
Receivable for investments sold                                                                                      1,005,000
                                                                                                        -----------------------
      Total assets                                                                                                 422,449,818
LIABILITIES:
Payable for:
   Distributions                                                                           $  5,190,058
   Fund shares redeemed                                                                          24,191
   Management fee                                                                               146,875
   Transfer agent                                                                                41,474
   Other fees                                                                                    89,775
                                                                                     -------------------
      Total liabilities                                                                                              5,492,373
                                                                                                        -----------------------

NET ASSETS:
Capital                                                                                                            419,482,317
Net accumulated realized losses on investment transactions                                                          (3,072,022)
Net unrealized appreciation in value of investments                                                                    547,150
                                                                                                        -----------------------
Net assets at value                                                                                             $  416,957,445
                                                                                                        =======================
NET ASSET VALUE, offering price and redemption price per share
              ($416,957,445 / 57,761,324 shares outstanding)                                                       $      7.22
                                                                                                        =======================

-------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000
Net investment income:
      Interest income                                                                                           $   24,280,129
                                                                                                        -----------------------
      Expenses:
         Investment advisory fees                                                                                    1,811,557
         Transfer agent                                                                                                511,881
         Professional fees                                                                                              82,453
         Trustee fees                                                                                                   42,032
         Other expenses                                                                                                 95,219
                                                                                                        -----------------------
         Total expenses                                                                                              2,543,142
                                                                                                        -----------------------
Net investment income                                                                                               21,736,987
                                                                                                        -----------------------
Realized and unrealized gain on investments
      Net realized loss                                                                                             (2,940,650)
      Net decrease in unrealized appreciation                                                                      (11,813,030)
                                                                                                        -----------------------
Net realized and unrealized loss on investments                                                                    (14,753,680)
                                                                                                        -----------------------
Net increase in net assets resulting from operations                                                            $    6,983,307
                                                                                                        =======================

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999


Increase in net assets:                                                        2000                      1999
                                                                    ----------------------------------------------------
   Operations:
      Net investment income
      Net realized gain (loss) on investments                                  $    21,736,987          $    20,084,548
      Net decrease in unrealized appreciation                                       (2,940,650)               1,281,160
                                                                                   (11,813,030)             (11,896,917)
                                                                    ----------------------------------------------------
   Net increase in net assets resulting from operations
   Distributions to shareholders from net investment income                          6,983,307                9,468,791
   Net fund share transactions                                                     (21,736,987)             (20,084,548)
                                                                                     8,715,183               60,459,091
                                                                    ----------------------------------------------------
Total increase (decrease)
                                                                                    (6,038,497)              49,843,334
Net assets:
   Beginning of year
   End of year                                                                     422,995,942              373,152,608
                                                                    ----------------------------------------------------
                                                                              $    416,957,445         $    422,995,942
                                                                    ====================================================

--------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES FINANCIAL HIGHLIGHTS Selected data for a share outstanding:

                                                             For the years ended June 30,
                                           -----------------------------------------------------------------
                                               2000         1999         1998         1997       1996 (a)
                                           -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                $7.47        $7.65        $7.47        $7.35        $7.29
                                           -----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.38         0.37         0.39         0.40         0.40
   Net gains (losses) on securities
      (both realized and unrealized)              (0.25)       (0.18)        0.18         0.12         0.06
                                           -----------------------------------------------------------------
Total from investment operations                   0.13         0.19         0.57         0.52         0.46
LESS DISTRIBUTIONS:
   Distributions (from capital gains)               --           --           --           --           --
   Distributions (from net investment             (0.38)       (0.37)       (0.39)       (0.40)       (0.40)
income)
                                           -----------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                      $7.22        $7.47        $7.65        $7.47        $7.35
                                           =================================================================
Total return                                      1.78%        2.52%        7.77%        7.14%        6.38%
Net assets, end of year (in thousands):        $416,957     $422,996     $373,153     $327,304     $295,029
Ratio of expenses to average net assets           0.61%        0.61%        0.62%        0.63%        0.62%
Ratio of net investment income to
   average net assets                             5.17%        4.88%        5.14%        5.32%        5.39%
Portfolio turnover                               15.74%       10.69%       11.80%        6.64%        4.29%
(a) Audited by other auditors.

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
JUNE 30, 2000

                                                                                 MATURITY
BOND DESCRIPTION                                                       COUPON      DATE       RATING#    PAR VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

INSURED MUNICIPAL REVENUE BONDS
31.34% OF NET ASSETS
Carrolton & Henderson KY Public Building Authority Gas Revenue          4.500    01/01/2003   Aaa/AAA*   $  620,000   $   619,126
Greater KY Housing Assistance Corporation Mortgage Revenue              6.250    01/01/2005   Aaa/AAA*      620,000       631,011
Jefferson County KY Capital Project Corporation Lease Revenue           5.500    04/01/2005   Aaa/AAA*      365,000       375,242
KY Economic Development Finance Authority  Baptist Health System        4.750    08/15/2005   Aaa/AAA*    4,000,000     3,951,480
Kentucky Economic Development Finance Authority  Ashland Hospital       5.000    02/01/2005   Aaa/AAA*      500,000       500,785
KY Turnpike Authority Economic Development Road Revenue                 5.500    07/01/2007   Aaa/AAA*    3,000,000     3,093,060
Lexington-Fayette Urban County Government  Ky Alumni Association        5.000    11/01/2009     Aaa       1,360,000     1,355,893
Louisville & Jefferson County Metro Sewer District Revenue              5.000    05/15/2006   Aaa/AAA*    2,505,000     2,509,158
Louisville & Jefferson County Airport Authority System Revenue          5.600    07/01/2013   Aaa/AAA*    2,000,000     2,022,540
Northern KY University Certificate of Participation Housing Facilities  4.500    12/01/2004   Aaa/AAA*    1,000,000       991,280
                                                                                                                    --------------
                                                                                                                       16,049,575

PUBLIC FACILITIES REVENUE BONDS
15.65% OF NET ASSETS
Jeffersontown KY Certificates of Participation                          4.450    11/01/2000      A          555,000       556,093
Mt Sterling KY Lease Revenue  KY League of Cities  Series:A             5.625    03/01/2003      Aa       6,150,000     6,303,074
Shelbyville Certificates of Participation Refinancing                   4.900    10/01/2007      NR       1,205,000     1,156,800
                                                                                                                    --------------
                                                                                                                        8,015,967

STATE MORTGAGE REVENUE BONDS
14.11% OF NET ASSETS
KY Housing Corporation Housing Revenue                                  4.850    07/01/2004   Aaa/AAA*    1,700,000     1,693,897
KY Housing Corporation Housing Revenue                                  5.150    07/01/2007   Aaa/AAA*    3,225,000     3,247,994
KY Housing Corporation Housing Revenue                                  5.300    01/01/2004   Aaa/AAA*    2,250,000     2,280,803
                                                                                                                    --------------
                                                                                                                        7,222,694

HOSPITAL AND HEALTHCARE REVENUE BONDS
12.13% OF NET ASSETS
Christian County KY Hospital  Jennie Stuart Medical Center              5.250    07/01/2003     A-*         200,000       200,620
KY Development Finance Authority-Sisters of Charity                     6.000    11/01/2000    A1/A+*     1,000,000     1,007,780
KY Economic Development Finance Authority  Catholic Health              5.500    12/01/2010   Aa3/AA-*    2,100,000     2,143,302
Kentucky Economic Development Finance Authority  Catholic Health        5.500    12/01/2005   Aa2/AA*     1,000,000     1,022,950
KY Economic Development Finance Authority  Catholic Health              5.500    12/01/2006   Aa2/AA*     1,790,000     1,835,573
                                                                                                                    --------------
                                                                                                                        6,210,225

RENTALS/MUNICIPAL LEASE BONDS
6.96% OF NET ASSETS
KY Asset Liability Community General Fund  Project Notes                4.000    03/01/2003    A2/A+*     1,000,000       979,140
Pendleton County KY Multi-Lease Revenue                                 7.550    03/01/2010     AA-*      2,500,000     2,586,450
                                                                                                                    --------------
                                                                                                                        3,565,590

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.44% OF NET ASSETS
Murray State University Revenue  Series G,  Second Series               5.600    05/01/2006    A3/A*      1,000,000     1,022,830
University of KY  Consolidated Education Building  Series:N             5.900    05/01/2003   A1/AA-*       725,000       747,018
University of Louisville KY Consolidated Education Building             5.200    05/01/2004   A1/AA-*     1,000,000     1,013,790
                                                                                                                    --------------
                                                                                                                        2,783,638

PREREFUNDED BONDS
5.23% OF NET ASSETS
Danville KY Multi-City Lease Revenue  Hopkinsville                      6.200    06/01/2001     Baa1        165,000       167,581
Owensboro KY Electric Light & Power Revenue                            10.500    01/01/2004     AAA*      2,270,000     2,510,620
                                                                                                                    --------------
                                                                                                                        2,678,201

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT TO MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS - 100%
JUNE 30, 2000

                                                                                 MATURITY
BOND DESCRIPTION                                                       COUPON      DATE       RATING#    PAR VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

STATE GENERAL OBLIGATION AND AGENCY BONDS
3.93% OF NET ASSETS
KY State Property & Building Community Revenue  Project#55              4.700    09/01/2004    A2/A+*    $2,030,000   $ 2,014,734
                                                                                                                    --------------
                                                                                                                        2,014,734

LOCAL GENERAL OBLIGATION AND SCHOOL BONDS
2.37% OF NET ASSETS
KY Interlocal School Transportation Association Equipment L             4.800    03/01/2003     Aa3         500,000       500,960
KY Interlocal School Transportation Association Equipment L             4.900    03/01/2004     Aa3         500,000       502,295
Kentucky Interlocal Transportation Equipment Lease                      4.750    12/01/2000    Aa/AA*         3,000         3,010
KY Interlocal Transportation Equipment Lease                            4.550    12/01/2000     AA*          89,000        89,000
KY Interlocal Transportation Equipment Lease                            4.500    12/01/2000     AA-*        204,000       205,224
                                                                                                                    --------------
                                                                                                                        1,300,489

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.15% OF NET ASSETS
Meade County KY Pollution Control Revenue-Olin Corporation              6.000    07/01/2007      NR         580,000       589,118
                                                                                                                    --------------
                                                                                                                          589,118

COUNTY GENERAL OBLIGATION AND SCHOOL BONDS
 .99% OF NET ASSETS
Kenton County KY School District Finance Corporation                    5.200    03/01/2005   Aa3/AA*       500,000       507,200
                                                                                                                    --------------
                                                                                                                          507,200

Total Investments (cost $50,934,082)(a) - 99.47% of Net Assets                                                       $ 50,937,431
                                                                                                                    ==============

          *   Standard and Poor's Corporation
               All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a)   Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                                                Unrealized appreciation                              $    170,057
                                                                Unrealized depreciation                                  (166,708)
                                                                                                                    ----------------
                                                                Net unrealized appreciation                          $      3,349
                                                                                                                    ================

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investment in securities, at value (Cost: $50,934,082)                                                        $   50,937,431
Interest receivable                                                                                                  960,041
Receivable for investments sold                                                                                      668,918
                                                                                                      -----------------------
      Total assets                                                                                                52,566,390
LIABILITIES:
Cash overdraft                                                                             $  780,019
Payable for:
   Distributions                                                                              190,321
   Fund shares redeemed                                                                       353,574
   Management fee                                                                              21,485
   Transfer agent                                                                               5,647
   Other fees                                                                                   9,849
                                                                                    ------------------
      Total liabilities                                                                                            1,360,895
                                                                                                      -----------------------

NET ASSETS:
Capital
                                                                                                                  52,233,613
Net accumulated realized losses on investment transactions                                                        (1,031,467)
Net unrealized appreciation in value of investments                                                                    3,349
                                                                                                      -----------------------
Net assets at value                                                                                           $   51,205,495
                                                                                                      =======================
NET ASSET VALUE, offering price and redemption price per share
              ($51,205,495 / 10,051,447 shares outstanding)                                                   $         5.09
                                                                                                      =======================

-----------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000
Net investment income:
      Interest income                                                                                         $    2,644,436
                                                                                                      -----------------------
      Expenses:
         Investment advisory fees                                                                                    278,951
         Transfer agent                                                                                               72,965
         Professional fees                                                                                             7,663
         Trustee fees                                                                                                  5,614
         Other expenses                                                                                               18,256
                                                                                                      -----------------------
         Total expenses                                                                                              383,449
                                                                                                      -----------------------
Net investment income
                                                                                                                   2,260,987
                                                                                                      -----------------------
Realized and unrealized gain/loss on investments
      Net realized loss
                                                                                                                    (415,775)
      Net decrease in unrealized appreciation                                                                       (689,681)
                                                                                                      -----------------------
Net realized and unrealized loss on investments                                                                   (1,105,456)
                                                                                                      -----------------------
Net increase in net assets resulting from operations                                                          $    1,155,531
                                                                                                      =======================

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999

                                                                                        2000                  1999
                                                                                ---------------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                            $   2,260,987          $    2,317,228
      Net realized gain (loss) on investments                                               (415,775)                 69,983
      Net increase (decrease) in unrealized appreciation                                    (689,681)               (948,824)
                                                                                ---------------------------------------------
   Net increase in net assets resulting from operations                                    1,155,531               1,438,387
   Distributions to shareholders from net investment income                               (2,260,987)             (2,317,228)
   Net fund share transactions                                                            (6,318,760)              5,384,908
                                                                                ---------------------------------------------
Total increase (decrease)                                                                 (7,424,216)              4,506,067

Net assets:
   Beginning of year                                                                      58,629,711              54,123,644
                                                                                ---------------------------------------------
   End of year                                                                         $  51,205,495          $   58,629,711
                                                                                =============================================
-----------------------------------------------------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                               For the years ended June 30,
                                             ------------------------------------------------------------------
                                                 2000         1999         1998         1997        1996(a)
                                             ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $5.20        $5.27        $5.22         $5.20        $5.18
                                             ------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                             0.21         0.21         0.21          0.22         0.21
   Net gains ( losses) on securities
   (both realized and unrealized)                   (0.11)       (0.07)        0.05          0.02         0.02
                                             ------------------------------------------------------------------
Total from investment operations                     0.10         0.14         0.26          0.24         0.23
LESS DISTRIBUTIONS:
   Distributions (from net investment               (0.21)       (0.21)       (0.21)        (0.22)       (0.21)
income)
                                             ------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $5.09        $5.20        $5.27         $5.22        $5.20
                                             ==================================================================
Total return                                        1.95%        2.58%        5.12%         4.59%        4.51%
Net assets, end of year (in thousands)            $51,205      $58,630      $54,124       $53,829      $66,574
Ratio of expenses to average net assets             0.69%        0.72%        0.74%         0.72%        0.75%
Ratio of net investment income to
   average net assets                               4.06%        3.89%        4.05%         4.11%        4.04%
Portfolio turnover                                 30.57%       27.38%       20.98%        20.03%       57.80%
(a) Audited by other
auditors.

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
MISSISSIPPI MUNICIPAL BONDS -- 100%
JUNE 30, 2000

                                                                                  MATURITY
BOND DESCRIPTION                                                      COUPON         DATE       RATING#  PAR VALUE    MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------

INSURED MUNICIPAL REVENUE BONDS
69.11% OF NET ASSETS
Region IV Financial Corporation MS Greentree Apts - Series A           5.550       08/01/2010     Aa2*      10,000      $  10,007
Gautier Mississippi Utilities District                                 6.375       03/01/2019   Aaa/AAA*    10,000         10,216
Hinds County MS Revenue Refunding-MS Methodist Hospital                5.600       05/01/2012   Aaa/AAA*     5,000          5,132
MS Business Financial Corporation Pollution Control Revenue            5.500       02/01/2026   Aaa/AAA*    10,000          9,525
MS Development BK Special Obligation Flowood Revenue Project           5.625       11/01/2019   Aaa/AAA*    10,000          9,912
MS Development BK Special Obligation Natchez Convention Center         5.800       07/01/2019   Aaa/AAA*    25,000         25,325
MS Development BK Special Obligation Gulfport Combined Water           5.500       07/01/2015   Aaa/AAA*    10,000          9,970
MS Development Bank Special Obligation Desoto County                   5.900       07/01/2021     AAA*       5,000          5,004
MS Hospital Equipment & Facilities Singing River Hospital              5.500       03/01/2023   Aaa/AAA*    15,000         14,254
MS Development BK Special Obligation Culkin Water District             5.800       07/01/2018   Aaa/AAA*    25,000         25,297
Tupelo MS Public School District                                       5.375       11/01/2015   Aaa/AAA*    20,000         19,660
University MS Educational Building - Stadium A                         5.500       12/01/2017   Aaa/AAA*     5,000          4,939
Walnut Grove Correctional Authority Certificates of Participation      6.000       11/01/2019   Aaa/AAA*    15,000         15,446
                                                                                                                   ---------------
                                                                                                                          164,688

MUNICIPAL UTILITY REVENUE BONDS
10.13% OF NET ASSETS

Harrison County MS Wastewater Management District                      5.000       02/01/2015   AAA/Aaa*    15,000         14,254
MS Development Bank Special Obligation-Bay St Louis                    5.375       07/01/2014      A*       10,000          9,889
                                                                                                                   ---------------
                                                                                                                           24,142

COUNTY GENERAL OBLIGATION BONDS
8.46% OF NET ASSETS
MS Development BK Special Obligation Adams County Juvenile             5.900       07/01/2017      A*       10,000         10,182
Richland MS Tax Increment                                              5.600       06/01/2013      NR       10,000          9,972
                                                                                                                   ---------------
                                                                                                                           20,154

PUBLIC FACILITIES REVENUE BONDS
4.26% OF NET ASSETS
Mississippi Development Bank Special Obligation - Southaven            6.200       03/01/2020      A*       10,000         10,153
                                                                                                                   ---------------
                                                                                                                           10,153

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
MISSISSIPPI MUNICIPAL BONDS -- 100%
JUNE 30, 2000

                                                                                  MATURITY
BOND DESCRIPTION                                                      COUPON         DATE       RATING#  PAR VALUE    MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------

LOCAL GENERAL OBLIGATION BONDS
4.25% OF NET ASSETS
Biloxi MS Tax Increment - Limited Obligation - Series A                5.900       10/01/2019      A*       10,000         10,127
                                                                                                                   ---------------
                                                                                                                           10,127

Total Investments (cost $222,405)(a) - 96.20% of Net Assets                                                            $  229,264
                                                                                                                   ===============

          *   Standard and Poor's Corporation
              All other ratings by Moody's Investors Service, Inc.
          NR  Not Rated
          #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                                 Unrealized appreciation               $    6,859
                                                                                 Unrealized depreciation                        -
                                                                                                                   ---------------
                                                                                 Net unrealized appreciation           $    6,859
                                                                                                                   ===============

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value (Cost: $222,405)                                                             $     229,264
Cash                                                                                                                    16,000
Interest receivable                                                                                                      5,622
Receivable from Advisor                                                                                                  2,030
                                                                                                        -----------------------
      Total assets                                                                                                     252,916
LIABILITIES:
Payable for:
   Investment purchased                                                                      $    9,963
   Distributions                                                                                  2,680
   Transfer agent                                                                                   129
   Other fees                                                                                     1,833
                                                                                     -------------------
      Total liabilities                                                                                           $     14,605
                                                                                                        -----------------------

NET ASSETS:
Capital                                                                                                                231,452
Net unrealized appreciation in value of investments                                                                      6,859
                                                                                                        -----------------------
Net assets at value                                                                                              $     238,311
                                                                                                        =======================
NET ASSET VALUE, offering price and redemption price per share
              ($238,311 / 23,034 shares outstanding)                                                              $      10.35
                                                                                                        =======================

-------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000
Net investment income:
      Interest income                                                                                             $      5,005
                                                                                                        -----------------------
      Expenses:
         Investment advisory fees                                                                                          431
         Transfer agent                                                                                                    129
         Professional fees                                                                                               1,709
         Trustee fees                                                                                                        6
         Printing                                                                                                          400
         Registration fees                                                                                                 163
         Other expenses                                                                                                     53
                                                                                                        -----------------------
         Total expenses                                                                                                  2,891
         Expenses reimbursed by Investment Advisor                                                                      (2,461)
                                                                                                        -----------------------
Net investment income
                                                                                                                         4,575
                                                                                                        -----------------------

Net realized and unrealized gain on investments                                                                          6,859
                                                                                                        -----------------------
Net increase in net assets resulting from operations                                                              $     11,434
                                                                                                        =======================

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000

                                                                                           FOR THE PERIOD
                                                                                              1/1/2000
Increase in net assets:                                                                     TO 6/30/2000
                                                                                       -----------------------
   Operations:
      Net investment income                                                                      $      4,575
      Net realized gain (loss) on investments                                                               -
      Net increase in unrealized appreciation                                                           6,859
                                                                                       -----------------------
   Net increase in net assets resulting from operations                                                11,434
   Distributions to shareholders from net investment income                                            (4,575)
   Net fund share transactions                                                                        231,452
                                                                                       -----------------------

Total increase                                                                                        238,311

Net assets:
   Beginning of year                                                                                        -
   End of year                                                                                        238,311
                                                                                       -----------------------
                                                                                                $     238,311
                                                                                       =======================

--------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:
                                        For the period 1/1/2000
                                            to 6/30/2000(a)
                                           --------------
NET ASSET VALUE, BEGINNING OF YEAR                $10.00
                                           --------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                            0.27
   Net gains (losses) on securities
      (both realized and unrealized)                0.35
                                           --------------
Total from investment operations 0.62
LESS DISTRIBUTIONS:
   Distributions (from net investment              (0.27)
income)
                                           --------------
NET ASSET VALUE, END OF YEAR                      $10.35
                                           ==============
Total return (c)                                   6.24%
Net assets, end of year (in thousands):             $238
Ratio of expenses to average net assets(b)         0.50%
Ratio of net investment income to
   average net assets(b)                           5.31%
  After expenses reimbursement(b)                  2.45%
Portfolio turnover                                 0.00%
(a) Commencement of operations January 1, 2000.
(b) Annualized for periods less than a year.
(c) Total return is not annualized.

    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
JUNE 30, 2000
                                                                                MATURITY                   PAR           MARKET
BOND DESCRIPTION                                                       COUPON     DATE         RATING#     VALUE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
45.02% OF NET ASSETS
Catawba County NC Catawba Memorial Hospital Revenue                    5.000    10/01/2017     Aaa/AAA*    $  500,000  $ 461,835
Craven NC Regional Medical Authority Health Care Facilities            5.625    10/01/2017     Aaa/AAA*        10,000      9,917
Cumberland County NC Civic Center Project Certificates of
   Participation                                                       5.000    12/01/2018     Aaa/AAA*       500,000    464,690
Cumberland County NC Detention Center & Mental Health Revenue          5.500    06/01/2019     Aaa/AAA*     1,000,000    980,370
Dare County NC Utility System Revenue                                  5.250    06/01/2018     Aaa/AAA*       250,000    238,268
Elizabeth City NC Housing Development Mortgage Revenue                 6.125    04/01/2023        Aa          140,000    142,185
Fayetteville NC Public Works Community Revenue                         5.100    03/01/2015     Aaa/AAA*       400,000    380,520
Gaston County NC Public Facilities Project Certificates
   of Participation                                                    5.250    12/01/2016     Aaa/AAA*       850,000    833,468
Gastonia NC Combined Utilities Systems Revenue                         5.625    05/01/2019     Aaa/AAA*       500,000    497,370
Greenville NC Housing Development Corp Series A                        5.800    07/01/2024     Aaa/AAA*        40,000     39,795
New Hanover County NC Certificates of Participation                    5.000    12/01/2017     Aaa/AAA*       250,000    232,910
New Hanover County NC Hospital Revenue                                 5.750    10/01/2026     Aaa/AAA*       100,000     97,999
New Hanover County NC Hospital Revenue                                 5.000    10/01/2019     Aaa/AAA*     1,110,000  1,020,989
NC Central University Housing System Revenue                           5.800    11/01/2018     Aaa/AAA*        50,000     50,921
NC Central University Housing System Revenue                           5.800    11/01/2020     Aaa/AAA*        60,000     60,785
NC Eastern Municipal Power Agency Power System Refunding               5.375    01/01/2024     Aaa/AAA*     1,000,000    940,950
NC Eastern Municipal Power Agency Power System Revenue                 5.700    01/01/2015     Aaa/AAA*       345,000    348,702
NC Eastern Municipal Power Agency Power System Revenue                 5.750    01/01/2019     Aaa/AAA*       100,000    100,255
NC Medical Care Community Hospital Revenue-High Point                  5.000    10/01/2019     Aaa/AAA*       500,000    458,265
NC Medical Care Community Hospital Revenue-St Joseph                   5.100    10/01/2014     AAA/Aaa*         5,000      4,700
NC Medical Care Community Hospital Revenue-Stanly Hospital             5.375    10/01/2014     Aaa/AAA*        50,000     49,823
NC Medical Care Community Hospital Revenue-Wilson Memorial             5.625    11/01/2018     Aaa/AAA*        80,000     78,958
NC Municipal Power Agency No. 1 Catawba Electric Revenue               5.750    01/01/2020     Aaa/AAA*        50,000     50,000
NC Municipal Power Agency No. 1 Catawba Electric Revenue               5.500    01/01/2014     Aaa/AAA*       250,000    252,853
NC Municipal Power Agency No. 1 Catawba Electric Revenue               5.125    01/01/2017     Aaa/AAA*       550,000    514,784
NC Municipal Power Agency No. 1 Catawba Electric Revenue               5.000    01/01/2015     Aaa/AAA*         5,000      4,738
NC Municipal Power Agency No. 1 Catawba Electric Revenue               5.125    01/01/2017     Aaa/AAA*       500,000    471,550
Pitt County NC Public Facilities Certificates of Participation         5.850    04/01/2017     Aaa/AAA*       100,000    102,396
Randolph County NC Certificates of Participation                       5.750    06/01/2022     Aaa/AAA*       500,000    498,120
Union County NC Enterprise System Revenue                              5.500    06/01/2021     AAA/Aaa*       245,000    236,721
University of NC at Wilmington Dorm & Dining System Revenue            5.400    01/01/2018     Aaa/AAA*       120,000    117,344
Winston Salem NC State University Revenue Student Services             5.400    06/01/2012     Aaa/AAA*        10,000     10,103
                                                                                                                       ---------
                                                                                                                       9,752,282



HOSPITAL AND HEALTHCARE REVENUE BONDS
25.30% OF NET ASSETS
Charlotte-Mecklenburg NC Health Care System                            5.750    01/15/2021       Aa3/AA*      250,000    242,955
Charlotte-Mecklenburg NC Health Care System                            5.875    01/15/2026       Aa3/AA*       50,000     50,074
Cumberland County NC Hospital Facilities Revenue                       5.250    10/01/2019       A3/A-*     1,000,000    916,010
NC Medical Care Community Hospital Revenue-Baptist Hospital            6.375    06/01/2014       Aa3/AA*       45,000     47,113
NC Medical Care Community Hospital Revenue-Baptist Hospital            6.000    06/01/2022       Aa/AA*        45,000     45,199
NC Medical Care Community Hospital Revenue-Carolina Medicorp           5.500    05/01/2015       Aa3/AA*       70,000     69,434
NC Medical Care Community Hospital Revenue-Duke University
   Hospital                                                            5.000    06/01/2018       Aa3/AA*      300,000    273,456
NC Medical Care Community Hospital Revenue-Duke University
   Hospital                                                            5.250    06/01/2017       Aa3/AA*      900,000    856,359
NC Medical Care Community Hospital Revenue-Duke University
   Hospital                                                            5.250    06/01/2021       Aa3/AA*      150,000    139,725
NC Medical Care Community Hospital Revenue-Gaston Memorial             5.500    02/15/2019       A2/A+*       150,000    141,966
NC Medical Care Community Hospital Revenue-Pitt County                 5.000    12/01/2018      Aa3/AA-*      500,000    456,120
NC Medical Care Community Hospital Revenue-Presbyterian                5.500    10/01/2014       Aa/AA+*       35,000     34,622
NC Medical Care Community Hospital Revenue-Presbyterian                5.500    10/01/2020       Aa3/AA*     1100,000  1,060,862
NC Medical Care Community Hospital Revenue-Rex Hospital                5.000    06/01/2017      Aaa/AAA*      500,000    466,930
University of NC at Chapel Hill Hospital Revenue                       6.000    02/15/2024       Aa/AA*       100,000    104,340
University of NC at Chapel Hill Hospital Revenue                       5.250    02/15/2019       Aa3/AA*      105,000     98,810
University of NC at Chapel Hill Hospital Revenue                       5.250    02/15/2017      Aaa/AAA*      500,000    474,970
                                                                                                                       -----------
                                                                                                                       5,478,945



    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
JUNE 30, 2000
                                                                                MATURITY                   PAR           MARKET
BOND DESCRIPTION                                                       COUPON     DATE         RATING#     VALUE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COUNTY GENERAL OBLIGATION BONDS
8.51% OF NET ASSETS
Forsyth County NC Certificates of Participation                        5.000    10/01/2018      Aa2/AA*    $  400,000  $ 370,160
Pitt County NC Certificates of Participation School Facilities         5.500    04/01/2020     Aaa/AAA*       500,000    492,260
Union County NC General Obligation Series B                            5.400    03/01/2017     Aaa/AAA*     1,000,000    981,610
                                                                                                                       ---------
                                                                                                                       1,844,030

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.40% OF NET ASSETS
NC Educational Facilities Finance Agency St Augustines                 5.250    10/01/2018        AA*         600,000    585,504
NC Educational Facilities Finance Agency St Augustines                 5.250    10/01/2028        AA*         630,000    583,720
                                                                                                                       ---------
                                                                                                                       1,169,224

MUNICIPAL UTILITY REVENUE BONDS
5.21% OF NET ASSETS
Charlotte NC Water & Sewer System Revenue                              5.250    12/01/2021      Aa/AA*        715,000    671,249
Greenville NC Enterprise System Revenue                                6.000    09/01/2010      A1/A+*        100,000    104,866
NC Eastern Municipal Power Agency Power System Revenue                 5.500    01/01/2017     Aaa/AAA*       150,000    147,605
Orange NC Water and Sewer Revenue Bond                                 5.200    07/01/2016      Aa2/AA*       210,000    205,538
                                                                                                                       ---------
                                                                                                                       1,129,257

PUBLIC FACILITIES REVENUE BONDS
3.89% OF NET ASSETS
Charlotte NC Certificate of Participation Law Project B                5.375    06/01/2013      Aa1/AA*       100,000    100,573
Charlotte NC Certificate Participation Convention Facility             5.500    12/01/2020     Aa2/AA+*       700,000    680,729
Shelby NC Combined Enterprise System Revenue                           5.625    05/01/2014       A/A-*         20,000     19,951
Shelby NC Combined Enterprise System Revenue                           5.625    05/01/2014       A/A-*         40,000     40,323
                                                                                                                       ---------
                                                                                                                         841,576

PREREFUNDED BONDS
3.27% OF NET ASSETS
Catawba County NC Catawba Memorial Hospital Revenue                    6.000    10/01/2017  Aaa/AAA*          100,000    104,958
Cumberland County NC Hospital Facilities Revenue                       6.000    10/01/2021  AAA/Aaa*           90,000     92,182
Forsyth County NC General Obligation Public Improvement                5.600    08/01/2009  Aa1/AAA*            5,000      5,160
Greensboro NC Coliseum Complex Improvement Project Series A            5.700    12/01/2010   A1/AA*            55,000     58,237
Monroe NC Combined Enterprise System Revenue                           6.000    03/01/2019    A/A*            100,000    105,805
NC Eastern Municipal Power Agency Power System Revenue                 6.000    01/01/2026  AAA/BBB*           15,000     15,725
Pitt County NC Memorial Hospital Revenue                               5.500    12/01/2015  Aaa/AAA*          325,000    326,160
                                                                                                                       ---------
                                                                                                                         708,227



    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
JUNE 30, 2000
                                                                                MATURITY                   PAR           MARKET
BOND DESCRIPTION                                                       COUPON     DATE         RATING#     VALUE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.87% OF NET ASSETS
Lenoir NC Housing Authority Mortgage Revenue                           5.700    08/20/2024      AAA*     $  100,000  $     98,192
NC Housing Finance Agency Single Family Revenue Series Y               6.300    09/01/2015     Aaa/AA*      140,000       146,226
NC Housing Finance Agency Single Family Revenue Series II              6.200    03/01/2016     Aa2/AA*       85,000        87,231
NC Housing Finance Agency Single Family Revenue Series KK              5.875    09/01/2017    Aa2/AA+*       90,000        91,126
NC Housing Finance Agency Home Ownership Revenue                       5.125    07/01/2013     Aa2/AA*      100,000        97,090
Vance County NC Housing Mortgage Revenue Henderson Project             6.150    03/01/2022       Aa2        100,000       101,278
                                                                                                                     ------------
                                                                                                                          621,143

Total Investments (cost $22,334,519)(a) - 99.47% of Net Assets                                                       $ 21,544,685
                                                                                                                     ============

          *   Standard and Poor's Corporation
               All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                                                                      Unrealized appreciation                        $    102,355
                                                                      Unrealized depreciation                            (892,189)
                                                                                                                     -------------
                                                                      Net unrealized depreciation                    $   (789,834)
                                                                                                                     =============


    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value (Cost $22,334,519)                                                      $   21,544,685
Cash                                                                                                               109,527
Interest receivable                                                                                                299,865
Receivable from Advisor                                                                                              2,937
                                                                                                            ---------------
      Total assets                                                                                              21,957,014
LIABILITIES:
Payable for:
   Distributions                                                                          $  252,679
   Fund shares redeemed                                                                       31,734
   Management fee                                                                              8,867
   Transfer agent                                                                              2,620
   Other fees                                                                                    935
                                                                                          -----------
      Total liabilities                                                                                            296,835
                                                                                                            ---------------

NET ASSETS:
Capital
                                                                                                                22,568,456
Net accumulated realized loss on investment transactions                                                          (118,443)
Net unrealized depreciation in value of investments                                                               (789,834)
                                                                                                           ----------------
Net assets at value                                                                                         $   21,660,179
                                                                                                           ================
NET ASSET VALUE,  offering price and redemption price per share
                 ($21,660,179/2,121,326 shares outstanding)                                                 $        10.21
                                                                                                           ================

---------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000
Net investment income:
      Interest income                                                                                        $   1,097,454
                                                                                                            ---------------
      Expenses:
         Investment advisory fees                                                                                  100,495
         Transfer agent                                                                                             30,070
         Professional fees                                                                                           4,806
         Trustee fees                                                                                                1,978
         Other expenses                                                                                              6,767
                                                                                                            ---------------
         Total expenses                                                                                            144,116
         Expenses reimbursed by Investment Advisor                                                                 (33,574)
                                                                                                            ---------------
Net investment income                                                                                              986,912
                                                                                                            ---------------
Realized and unrealized loss on investments
      Net realized loss
                                                                                                                  (118,443)
      Net decrease in unrealized appreciation                                                                     (584,892)
                                                                                                            ---------------
Net realized and unrealized loss on investments                                                                   (703,335)
                                                                                                            ---------------
Net increase in net assets resulting from operations                                                         $     283,577
                                                                                                            ===============



    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999

                                                                                         2000                    1999
                                                                                 -----------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                         $      986,912         $      631,271
      Net realized gain (loss) on investments                                             (118,443)                49,547
      Net decrease in unrealized appreciation                                             (584,892)              (528,565)
                                                                                 -----------------------------------------
   Net increase in net assets resulting from operations                                    283,577                152,253
Distributions to shareholders from:
   Net capital gains                                                                       (30,111)                (6,826)
   Net investment income                                                                  (986,912)              (631,271)
Net fund share transactions                                                              2,937,281             10,030,995
                                                                                 -----------------------------------------
Total increase                                                                           2,203,835              9,545,151
Net assets:
   Beginning of year                                                                    19,456,344              9,911,193
                                                                                 -----------------------------------------
   End of year                                                                      $   21,660,179         $   19,456,344
                                                                                 =========================================

==========================================================================================================================

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding
                                                                         For the years or period ended June 30,
                                                       -------------------------------------------------------------------
                                                             2000         1999         1998         1997       1996(a)(c)
                                                       -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                           $10.61       $10.82       $10.33       $9.88       $10.00
                                                       -------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                       0.51         0.50         0.53        0.54         0.32
   Net gains (losses) on securities
      (both realized and unrealized)                          (0.40)       (0.20)        0.49        0.45        (0.12)
                                                       -------------------------------------------------------------------
Total from investment operations                               0.11         0.30         1.02        0.99         0.20
LESS DISTRIBUTIONS:
   Distributions (from capital gains)                         (0.01)       (0.01)         --          --           --
   Distributions (from net investment income)                 (0.50)       (0.50)       (0.53)      (0.54)       (0.32)
                                                       -------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                 $10.21       $10.61       $10.82      $10.33        $9.88
                                                       ===================================================================
Total return                                                   1.07%       2.71%         9.99%      10.18%        3.23%
Net assets, end of year (in thousands)                      $21,660     $19,456        $9,911      $3,586       $1,063
Ratio of expenses to average net assets (b)                    0.55%       0.45%         0.33%       0.25%        0.18%
Ratio of net investment income to average net assets           4.76%       4.43%         4.47%       4.72%        0.98%
(b)
  After expense reimbursement (b)                              4.92%       4.74%         4.90%       5.29%        3.27%
Portfolio turnover                                            16.14%      11.70%        16.77%      24.13%       22.83%
(a) Commencement of operations November 16, 1995.
(b) Annualized for periods less than a year.
(c) Audited by other auditors.





    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
JUNE 30, 2000
                                                                                MATURITY                   PAR           MARKET
BOND DESCRIPTION                                                       COUPON     DATE         RATING#     VALUE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOSPITAL AND HEALTHCARE REVENUE BONDS
32.78% OF NET ASSETS
Charlotte-Mecklenburg Hospital Authority NC Health Care System         5.400    01/15/2007    Aa3/AA*    $200,000   $  203,186
Charlotte-Mecklenberg Hospital Authority NC Health Care System         6.000    01/01/2003    Aa/AA*      150,000      154,340
Cumberland County NC Hospital Facility Revenue                         4.100    10/01/2003    A3/A-*      175,000      168,233
Cumberland County NC Hospital Facility Revenue                         4.500    10/01/2007    A3/A-*      200,000      190,686
NC Community Health Care Facility  Duke Hospital                       4.100    06/01/2005    Aa3/AA*     100,000       96,536
NC Medical Care Community Health Care Facility  Duke University        4.500    06/01/2007    Aa3/AA*     200,000      191,942
North Carolina Medical Care Community Hospital-Scotland Memorial       5.375    10/01/2011     AA*         60,000       60,326
NC Medical Care Community Hospital-Baptist Hospital                    5.400    06/01/2001    Aa/AA-*      10,000       10,132
NC Medical Care Community Hospital-Presbyterian Health                 5.000    10/01/2002    Aa3/AA*      40,000       40,310
NC Medical Care Community Hospital-Presbyterian Health                 5.350    10/01/2001    Aa/AA*       25,000       25,404
NC Medical Care Community Hospital  Gaston Memorial                    5.250    02/15/2007    A2/A+*       50,000       50,442
North Carolina Medical Care Community Hospital - Southeastern          5.000    06/01/2003    A/A*        200,000      200,474
                                                                                                                     -----------
                                                                                                                     1,392,010

INSURED MUNICIPAL BONDS
31.05% OF NET ASSETS
Asheville NC Certificates of Participation  Series B                   4.300    06/01/2002    Aaa/AAA*     25,000       24,913
Catawba County NC Hospital Revenue  Catawba Memorial Hospital          4.000    10/01/2003       Aaa      110,000      107,372
Coastal Regulation Solid Waste Management Authority NC                 4.250    06/01/2005    Aaa/AAA*    125,000      121,641
Elizabeth City NC Housing Mortgage Corp Virginia Dare Apartments       6.500    01/01/2005    Aaa/AAA*    120,000      126,409
Johnston County NC Finance Corporation  School & Museum Project        4.650    08/01/2008    Aaa/AAA*    200,000      194,732
New Hanover County NC Regional Medical Center Hospital Revenue         4.250    10/01/2009    Aaa/AAA*    100,000       93,996
NC Medical Care Community Hospital-High Point Health System            4.400    10/01/2003    Aaa/AAA*     50,000       49,505
NC Municipal Power Agency No.1 Catawba Electric                        5.500    01/01/2001    Aaa/AAA*     70,000       70,590
NC Municipal Power Agency  No. 1 Catawba Electric Revenue              5.100    01/01/2007    Aaa/AAA*    125,000      127,984
NC Medical Care Community Hospital  Wilson Memorial Hospital           4.900    11/01/2007    Aaa/AAA*     75,000       74,675
Pitt County NC Certificates Of Participation                           5.500    04/01/2002    Aaa/AAA*     70,000       71,446
Wilkes County NC Refinancing                                           5.250    06/01/2006    Aaa/AAA*    250,000      255,338
                                                                                                                     -----------
                                                                                                                     1,318,600

PREREFUNDED BONDS
9.51% OF NET ASSETS
Charlotte NC Water & Sewer  General Obligation                         6.200    06/01/2016    Aaa/AAA*    100,000      104,811
Charlotte NC General Obligation                                        6.900    10/01/2006    Aaa/AAA*     25,000       25,691
Charlotte NC Certificates of Participation Convention Center           6.750    12/01/2021    Aaa/AAA*    200,000      210,888
Franklin County NC Certificates of Participation Jail & School         6.000    06/01/2002    Aaa/AAA*     15,000       15,501
Pitt County NC Revenue-Pitt County Memorial Hospital                   6.900    12/01/2021    Aaa/AA-*      5,000        5,293
Polk County NC General Obligation                                      6.700    05/01/2011    Aaa/AAA*     40,000       41,701
                                                                                                                     -----------
                                                                                                                       403,885

LOCAL GENERAL OBLIGATION BONDS
6.63% OF NET ASSETS
Asheville NC Certificates of Participation  Series:A                   4.600    06/01/2005      A1/A*      50,000       49,479
Charlotte NC Certificates of Participation Equipment Acquisition       4.350    09/01/2000       AA*       70,000       70,080
Durham NC Certificates of Participation                                5.100    06/01/2005     Aa3/AA*    100,000      101,296
Forsyth County NC Refunding General Obligation                         4.600    03/01/2001    Aa1/AAA*     15,000       15,095
Rocky Mount NC General Obligation                                      6.100    05/01/2001      A/A+*      25,000       25,451
Surf City NC Refunding General Obligation                              5.400    03/01/2001      BBB-*      20,000       20,202
                                                                                                                    -----------
                                                                                                                       281,601


    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
JUNE 30, 2000
                                                                                MATURITY                   PAR           MARKET
BOND DESCRIPTION                                                       COUPON     DATE         RATING#     VALUE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STATE GENERAL OBLIGATION BONDS
5.89% OF NET ASSETS
NC State General Obligation                                            5.000    06/01/2003    Aaa/AAA*    $50,000    $  50,661
North Carolina State General Obligation  Series A                      4.750    04/01/2006    Aaa/AAA*    200,000      199,586
                                                                                                                   -------------
                                                                                                                       250,247

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.54% OF NET ASSETS
NC Education Facility Finance Agency (St Augustine College)            4.450    10/01/2002       AA*      100,000       99,972
University of NC Utility System Revenue                                4.900    08/01/2003     Aa2/AA*     50,000       50,497
                                                                                                                   -------------
                                                                                                                       150,469

MUNICIPAL UTILITY REVENUE BONDS
2.35% OF NET ASSETS
Buncombe County NC Water & Sewer Revenue                               6.100    07/01/2001      A/A+*      25,000       25,538
Orange County NC Water & Sewer Authority Revenue Refunding             4.250    07/01/2001     Aa/AA*       5,000        5,007
Winston-Salem NC Water & Sewer Revenue Refunding                       4.300    06/01/2003     Aa2/AA*     70,000       69,336
                                                                                                                   -------------
                                                                                                                        99,881

COUNTY GENERAL OBLIGATION BONDS
1.20% OF NET ASSETS
Caldwell County NC General Obligation                                  6.000    02/01/2005      A1/A*      50,000       51,031
                                                                                                                   -------------
                                                                                                                        51,031

STATE MORTGAGE REVENUE BONDS
 .71% OF NET ASSETS
NC Housing Finance Agency Single Family                                4.750    03/01/2002     Aa/AA*      30,000       30,166
                                                                                                                   -------------
                                                                                                                        30,166

Total Investments (cost $4,039,659)(a) - 93.68% of Net Assets                                                      $ 3,977,890
                                                                                                                   =============

          *   Standard and Poor's Corporation
               All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                                                                      Unrealized appreciation                      $   1,001
                                                                      Unrealized depreciation                        (62,770)
                                                                                                                   -------------
                                                                      Net unrealized depreciation                  $ (61,769)
                                                                                                                   =============



    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value (Cost: $4,039,659)                                              $  3,977,890
Cash                                                                                                     222,884
Receivable from investments sold                                                                          15,000
Interest receivable                                                                                       50,105
                                                                                                    --------------
      Total assets                                                                                     4,265,879
LIABILITIES:
Payable for:
   Distributions                                                                    $ 13,313
   Fund shares redeemed
                                                                                         529
   Management fee                                                                        620
   Transfer agent                                                                        522
   Other fees                                                                          4,544
                                                                                   -----------
      Total liabilities                                                                                   19,528
                                                                                                    --------------

NET ASSETS:
Capital                                                                                                4,340,458
Net accumulated realized losses on investment transactions                                               (32,338)
Net unrealized depreciation in value of investments                                                      (61,769)
                                                                                                    --------------
Net assets at value                                                                                 $  4,246,351
                                                                                                    ==============
NET ASSET VALUE, offering price and redemption price per share
               ($4,246,351 / 427,272 shares outstanding)                                            $       9.94
                                                                                                    ==============

==================================================================================================================

STATEMENT OF OPERATIONS FOR THE YEAR ENDED JUNE 30, 2000
Net investment income:
      Interest income                                                                               $    192,028
                                                                                                    --------------
      Expenses:
         Investment advisory fees                                                                         21,772
         Transfer agent                                                                                    6,532
         Professional fees                                                                                 2,088
         Trustee fees                                                                                        430
         Other expenses                                                                                    3,879
                                                                                                    --------------
         Total expenses                                                                                   34,701
         Expenses reimbursed by Investment Advisor                                                       (13,930)
                                                                                                    --------------
Net investment income
                                                                                                         171,257
                                                                                                    --------------
Realized and unrealized loss on investments
      Net realized loss                                                                                  (27,157)
      Net increase in unrealized depreciation                                                            (39,253)
                                                                                                    --------------
Net realized and unrealized loss on investments                                                          (66,410)
                                                                                                    --------------
Net increase in net assets resulting from operations                                                $    104,847
                                                                                                    ==============



    The accompanying notes are an integral part of the financial statements.



DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999
                                                                              2000                 1999
                                                                        ------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                             $      171,257         $    105,607
      Net realized loss on investments                                         (27,157)              (1,920)
      Net decrease in unrealized appreciation                                  (39,253)             (56,088)
                                                                        -------------------------------------
   Net increase in net assets resulting from operations                        104,847               47,599
   Distributions to shareholders from net investment income                   (171,257)            (105,607)
   Net fund share transactions                                                 374,660            1,802,142
                                                                        -------------------------------------
Total increase                                                                 308,250            1,744,134
Net assets:
   Beginning of year                                                         3,938,101            2,193,967
                                                                        -------------------------------------
   End of year                                                          $    4,246,351        $   3,938,101
                                                                        =====================================

=============================================================================================================



DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                           For the years or period ended June 30,
                                                          -----------------------------------------------------------------
                                                              2000         1999         1998         1997      1996(a)(c)
                                                          -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                            $10.09       $10.24       $10.12        $9.99       $10.00
                                                          -----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                        0.39         0.39         0.40         0.41         0.24
   Net gains (losses) on securities
      (both realized and unrealized)                           (0.15)       (0.15)        0.12         0.13        (0.01)
                                                          -----------------------------------------------------------------
Total from investment operations                                0.24         0.24         0.52         0.54         0.23
LESS DISTRIBUTIONS:
   Distributions (from net investment income)                  (0.39)       (0.39)       (0.40)       (0.41)       (0.24)
                                                          -----------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                   $9.94       $10.09       $10.24       $10.12        $9.99
                                                          =================================================================
Total return                                                    2.47%        2.35%        5.20%        5.49%        3.79%
Net assets, end of year (in thousands)                        $4,246       $3,938       $2,194       $1,458       $1,159
Ratio of expenses to average net assets (b)                     0.48%        0.44%        0.41%        0.23%        0.16%
Ratio of net investment income to average net assets (b)        3.62%        3.44%        3.44%        3.46%        0.85%
   After expense reimbursement (b)                              3.94%        3.78%        3.89%        4.06%        2.47%
Portfolio turnover                                             25.85%       25.54%       14.89%       17.20%       17.18%
(a) Commencement of operations November 16, 1995.
(b) Annualized for periods less than a year.
(c) Audited by other auditors.





    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 2000
                                                                                 MATURITY
BOND DESCRIPTION                                                        COUPON     DATE      RATING#    PAR VALUE   MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------

INSURED MUNICIPAL REVENUE BONDS
27.09% OF NET ASSETS
Bristol TN Health & Educational Facilities Bristol Memorial Hospital     5.250  09/01/2021   Aaa/AAA*   $  400,000   $  374,732
Chattanooga/Hamilton County TN Hospital Revenue Erlanger                 5.625  10/01/2018   Aaa/AAA*       30,000       29,576
Clarksville TN Water Sewer & Gas Refunding & Improvement                 6.250  02/01/2018   Aaa/AAA*      200,000      205,726
Clarksville TN Water Sewer & Gas Revenue                                 5.650  02/01/2017     Aaa         200,000      200,528
Franklin TN Industrial Development Board Landings Apartment              5.550  10/01/2008   Aaa/AAA*       50,000       51,666
Franklin TN Industrial Development Board Landings Apartment              5.900  10/01/2016   Aaa/AAA*      800,000      812,960
Gatlinburg TN Public Building Authority  Convention Center               6.900  12/01/2012   Aaa/AAA*       90,000       94,712
Greater Tennessee Housing Assistance Refunding                           7.250  07/01/2024   Aaa/AAA*        5,000        5,270
Jackson TN Hospital Revenue Refunding & Improvement                      5.625  04/01/2015   Aaa/AAA*      310,000      310,918
Knox County/Chapman TN Utility District Water & Sewer                    6.000  01/01/2014   Aaa/AAA*       40,000       41,533
Knox County TN Health Educational & Housing Facilities Baptist           5.500  04/15/2017     AAA*      1,315,000    1,292,264
Knox County TN Health Educational & Housing Facilities Ft Sanders        5.650  01/01/2008   Aaa/AAA*       20,000       20,317
Knox County TN Health Educational & Housing Facilities Ft Sanders        6.250  01/01/2013   Aaa/AAA*       10,000       10,718
Knox County TN Health Educational & Housing Facilities Ft Sanders        5.250  01/01/2023   Aaa/AAA*      400,000      373,016
Knox County TN Health Educational & Housing Facilities Mercy             5.875  09/01/2015   Aaa/AAA*       15,000       15,501
Knox County TN Health Educational & Housing Facilities Mercy             6.000  09/01/2019   Aaa/AAA*      100,000      101,899
Knox County TN Utility District Water & Sewer                            5.625  12/01/2019     Aaa         400,000      396,944
Knoxville TN Development Corp Housing Revenue Morningside                6.100  07/20/2020     AAA*        500,000      514,390
Lawrence County TN Public Improvements General Obligation                6.300  03/01/2008   Aaa/AAA*       50,000       52,580
Memphis Shelby County TN Airport Revenue Refunding                       5.650  09/01/2015   Aaa/AAA*       55,000       55,312
Metropolitan Nashville & Davidson County TN Stadium Project              5.750  07/01/2014   Aaa/AAA*      100,000      102,642
Metropolitan Nashville & Davidson County TN Stadium Project              5.875  07/01/2021   Aaa/AAA*      350,000      350,550
Metropolitan Nashville & Davidson County TN Airport Series C             6.625  07/01/2007   Aaa/AAA*       30,000       31,246
Metropolitan Nashville & Davison County TN Airport Series C              6.600  07/01/2015   Aaa/AAA*      120,000      125,101
North Anderson TN Utility District Waterworks Revenue                    5.600  01/01/2015   Aaa/AAA*      100,000      101,084
Oak Ridge TN Industrial Development Board Gardens Refunding Revenue      5.250  08/20/2018     Aaa         655,000      628,328
Sevier County TN Public Buildings Authority Solid Waste Facility         5.600  09/01/2015   Aaa/AAA*      100,000      100,521
Shelby County TN Health Educational & Housing Heritage Place             6.900  07/01/2014   Aaa/AAA*      150,000      162,992
Shelby County TN Health Educational & Housing Methodist                  5.300  08/01/2015   Aaa/AAA*      760,000      753,730
Shelby County TN Health Educational & Housing Methodist                  5.375  04/01/2013   Aaa/AAA*      690,000      682,727
Shelby County TN Health Educational & Housing Methodist                  5.000  04/01/2018   Aaa/AAA*    1,000,000      922,380
Sullivan County TN Health Educational & Housing Holston                  5.750  02/15/2013   Aaa/AAA*      130,000      131,620
TN Housing Development Agency Homeownership Program                      5.900  07/01/2017   Aaa/AAA*       35,000       35,286
TN Housing Development Agency Mortgage Finance Program                   5.900  07/01/2018   Aaa/AAA*       95,000       95,611
TN Housing Development Agency Mortgage Finance Program                   5.850  07/01/2013   Aaa/AAA*      100,000      101,556
TN Housing Development Agency Mortgage Finance Program                   6.200  07/01/2018   Aaa/AAA*      755,000      777,424
TN Local Development Authority Student Loan Program                      5.125  03/01/2022   Aaa/AAA*    1,000,000      914,940
                                                                                                                   -------------
                                                                                                                     10,978,300

HOSPITAL AND HEALTHCARE REVENUE BONDS
18.61% OF NET ASSETS
Anderson County TN Health & Educational Facilities Revenue               5.650  07/01/2007      A1         155,000      156,659
Chattanooga TN Health Educational & Housing Revenue                      5.000  12/01/2018   Aa2/AA*     1,000,000      917,550
Knox County TN Health Educational & Housing Facilities University        5.750  04/01/2019     Baa1      1,000,000      928,460
Metropolitan Nashville & Davidson County TN Modal                        5.500  05/01/2023     AA*       1,715,000    1,656,484
Metropolitan Nashville & Davidson County TN Open Arms                    5.100  08/01/2016     AA*       1,000,000      945,350
Metropolitan Nashville & Davidson County TN Open Arms                    5.100  08/01/2019     AA*       1,660,000    1,516,111
Montgomery County TN Health Educational & Housing Hospital               5.375  01/01/2018   Baa/BBB*    1,500,000    1,336,620
Sumner County TN Health Educational & Housing Sumner Health              7.500  11/01/2014     A-*          75,000       83,152
                                                                                                                   -------------
                                                                                                                      7,540,386

STATE AND LOCAL MORTGAGE REVENUE
13.99% OF NET ASSETS
Knoxville TN Development Corp Housing Revenue Clinton Tower              6.650  10/15/2010      A*         285,000      298,352
Memphis TN Health Education & Housing Board Riverdale Plaza              6.350  07/20/2028     AAA*        300,000      308,157

    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 2000
                                                                                 MATURITY
BOND DESCRIPTION                                                        COUPON     DATE       RATING#    PAR VALUE  MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
Memphis TN Health Education & Housing Board River Trace II               6.250  10/01/2013     Aaa*      $  50,000    $  52,091
Metropolitan Nashville & Davidson County TN Dandridge Tower              6.375  01/01/2011      A*         200,000      211,646
Metropolitan Nashville & Davidson County TN Hermitage Apts               5.900  02/01/2019      A*         395,000      394,092
Murfreesboro TN Housing Authority Westbrooks Towers Project              5.875  01/15/2010      A*         310,000      315,354
Shelby County TN Health Educational & Housing Corners Apts               6.000  01/01/2017      A          250,000      252,150
Shelby County TN Health Educational & Housing Four Stones                5.350  01/01/2019      A*       2,000,000    1,868,580
Shelby County TN Health Educational & Housing Harbour Apts               6.000  04/15/2018      A*         125,000      125,734
Shelby County TN Health Educational & Housing Harbour Apts               6.000  04/15/2024      A*          50,000       50,127
Shelby County TN Health Educational & Housing Harbour Apts               5.750  04/15/2011      A*         100,000      100,794
Shelby County TN Health Educational & Housing Windsor Apts               6.750  10/01/2017      AA         355,000      376,197
TN Housing Development Agency Homeownership Program                      6.700  07/01/2012   Aa2/AA*        85,000       88,780
TN Housing Development Agency Homeownership Program                      5.850  01/01/2011   Aa2/AA*       200,000      207,758
TN Housing Development Agency Mortgage Finance Program                   5.700  01/01/2008    A1/A+*       100,000      101,299
TN Housing Development Agency Mortgage Finance Program                   5.850  07/01/2013    A1/A+*       125,000      126,891
TN Housing Development Agency Mortgage Finance Program                   5.900  07/01/2018    A1/A+*       785,000      790,048
                                                                                                                   -------------
                                                                                                                      5,668,049

COUNTY GENERAL OBLIGATION AND SCHOOL BONDS
13.44% OF NET ASSETS
Marion County TN General Obligation                                      6.000  04/01/2018     Aaa         950,000      976,572
Metropolitan Nashville & Davidson County TN General Obligation           5.125  05/15/2025   Aa2/AA*       500,000      457,035
Metropolitan Nashville & Davidson County TN Limited Obligation           7.000  09/01/2011    A1*/A        180,000      188,640
Putnam County TN School Building Revenue Bond                            5.500  04/01/2019   Aaa/A2*     1,000,000      971,440
Shelby County TN General Obligation                                      5.625  04/01/2014   Aa3/AA+*       60,000       60,418
Shelby County TN Health Educational & Housing Cameron Kirby              5.900  07/01/2018      A*       2,300,000    2,297,470
Shelby County TN Health Educational & Housing Cameron Kirby              6.000  07/01/2028      A*         500,000      496,645
                                                                                                                   -------------
                                                                                                                      5,448,220

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.67% OF NET ASSETS
Metropolitan Nashville & Davidson County TN Belmont University           6.300  12/01/2014     Baa3         10,000       10,422
Metropolitan Nashville & Davidson County TN McKendree                    5.125  01/01/2020     AA*       2,700,000    2,474,037
Metropolitan Nashville & Davidson County TN Vanderbilt                   6.500  05/01/2016   Aa3/AA*        80,000       82,900
Metropolitan Nashville & Davidson County TN Vanderbilt                   6.000  10/01/2016   Aa3/AA*       130,000      133,960
                                                                                                                   -------------
                                                                                                                      2,701,319

STATE GENERAL OBLIGATION BONDS
6.66% OF NET ASSETS
Hamilton County TN Multi-Family Housing Revenue                          6.700  03/01/2021      A*         450,000      478,580
Knoxville TN Development Corp Housing Revenue Clinton Tower              6.600  10/15/2007      A*         350,000      368,904
Metropolitan Nashville & Davidson County TN General Obligation           5.125  11/15/2019   Aa2/AA*     1,000,000      927,480
Shelby County TN General Obligation Refunding                            5.875  03/01/2007   Aa2/AA+*       15,000       15,362
TN Local Development Authority Student Loan Program                      5.750  03/01/2011   A2/AA-*       200,000      203,498
Wilson County TN General Obligation Refunding                            5.100  05/01/2016     AAA*        745,000      706,163
                                                                                                                   -------------
                                                                                                                      2,699,986

PREREFUNDED BONDS
4.75% OF NET ASSETS
Chattanooga TN General Obligation                                        6.000  08/01/2011   A1/AA-*       110,000      115,408
Franklin TN Industrial Development Board Sussex Downs LTD                6.250  06/01/2007     AAA          30,000       32,351
Jackson TN Water & Sewer Revenue                                         7.200  07/01/2012   Aaa/AAA*       10,000       10,391
Knoxville TN Gas System Revenue Refunding & Improvement                  5.900  03/01/2012    A1/AA*        25,000       25,831
Lauderdale County TN General Obligation                                  6.000  04/01/2013   Aaa/AAA*       20,000       20,955
Marshall County TN General Obligation                                    5.600  06/01/2014      A*           5,000        5,169
Memphis TN General Obligation Improvement                                5.500  10/01/2010    Aa/AA*        20,000       20,559
Memphis TN Health Education & Housing Board Hunters Trace                6.250  06/01/2013   Aa/AAA*        55,000       55,559
Memphis TN Water Revenue                                                 6.000  01/01/2012    Aa/AA*       140,000      146,451
Metropolitan Nashville & Davidson County TN Electric System              6.000  05/15/2012    Aa/AA*        30,000       31,439

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 2000
                                                                                 MATURITY
BOND DESCRIPTION                                                        COUPON     DATE      RATING#     PAR VALUE  MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------

Metropolitan Nashville & Davidson County TN Water & Sewer                6.500  12/01/2014   Aaa/AAA*    $  60,000    $  65,853
Milan TN Special School District                                         6.750  04/01/2013   Aaa/AAA*       60,000       65,123
Shelby County TN General Obligation Public Improvment Series A           6.000  03/01/2013   Aa/AA+*        30,000       31,120
Shelby County TN General Obligation Bond Prerefunded                     5.875  03/01/2007     AA+          35,000       36,014
Shelby County TN General Obligation Bond Prerefunded                     5.625  04/01/2014     AA+          20,000       20,843
Shelby County TN School Building Revenue                                 5.875  03/01/2012   Aa/AA+*       150,000      155,301
Shelby County TN School Building Revenue                                 6.000  03/01/2013   Aa/AA+*        35,000       36,347
Shelby County TN School Building Revenue                                 5.800  04/01/2019   Aa/AA+*       100,000      104,932
Shelby County TN School Building Revenue                                 5.900  03/01/2012   Aa/AA+*        10,000       10,366
Shelby County TN School Building Revenue                                 5.900  03/01/2016   Aa/AA+*        50,000       51,828
Shelby County TN School Building Revenue                                 5.950  03/01/2017   Aa/AA+*       100,000      103,735
Shelby County TN School Building Revenue                                 5.950  03/01/2019   Aa/AA+*        40,000       41,494
TN Local Development Auth Cmnty Provider Pooled Loan Program             6.250  10/01/2009     A-*          30,000       32,167
TN Local Development Auth Cmnty Provider Pooled Loan Program             6.450  10/01/2014     A-*          40,000       43,194
TN Local Development Auth Cmnty Provider Pooled Loan Program             7.000  10/01/2011     A-*           5,000        5,359
Tennessee School Building Authority Revenue                              6.250  05/01/2017    A1/AA*        35,000       36,657
Tipton County TN General Obligation High School                          6.650  04/01/2014   Aaa/AAA*       30,000       31,738
Williamson County TN Rural School Building Revenue                       5.800  03/01/2012      Aa         100,000      104,828
Williamson County TN General Obligation                                  5.600  09/01/2010      Aa          45,000       47,021
Wilson County TN Certificates of Participation                           6.125  06/30/2010      A          410,000      436,802
                                                                                                                   -------------
                                                                                                                      1,924,834

LOCAL GENERAL OBLIGATION BONDS
3.59% OF NET ASSETS
Cleveland TN Public Improvement General Obligation                       5.125  06/01/2018   Aaa/AAA*      835,000      778,830
Collierville TN General Obligation Improvement                           5.900  05/01/2012      A1          30,000       31,104
Johnson City TN General Obligation                                       5.500  05/01/2020   Aaa/AAA*      300,000      296,055
Metropolitan Nashville & Davidson County TN General Obligation           5.625  05/15/2017    Aa/AA*       250,000      247,700
Metropolitan Nashville & Davidson County TN General Obligation           5.875  05/15/2026    Aa/AA*       100,000      100,023
                                                                                                                   -------------
                                                                                                                      1,453,712

MUNICIPAL UTILITY REVENUE BONDS
3.19% OF NET ASSETS
Knoxville TN Gas System Revenue                                          5.400  03/01/2015   Aa3/AA*       100,000       98,796
Knoxville TN Waste Water System Revenue                                  5.100  04/01/2018   Aa3/AA*       435,000      405,133
Memphis TN Sanitary Sewer System Revenue                                 5.750  10/01/2014    Aa/AA*       100,000      101,615
Metropolitan Nashville & Davidson County TN Electric System              5.625  05/15/2014    Aa/AA*       500,000      505,505
Metropolitan Nashville & Davidson County TN Water & Sewer                5.500  01/01/2016    A1/A*        185,000      182,723
                                                                                                                   -------------
                                                                                                                      1,293,772

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.24% OF NET ASSETS
Chattanooga TN Industrial Development Board F L Haney Co                 7.200  08/15/2010     AAA*         20,000       23,288
Chattanooga TN Industrial Development Board F L Haney Co                 7.200  02/15/2009     AAA*         25,000       28,927
Chattanooga TN Industrial Development Board F L Haney Co                 7.200  08/15/2009     AAA*         25,000       29,108
Chattanooga TN Industrial Development Board F L Haney Co                 7.200  02/15/2010     AAA*        100,000      115,809
Cookeville TN Industrial Development Board General Hospital              5.625  10/01/2016      A*         200,000      201,356
Maury County TN Pollution Control Revenue Saturn Corp Project            6.500  09/01/2024    A2/A*        100,000      104,101
                                                                                                                   -------------
                                                                                                                        502,589

RENTALS/MUNICIPAL LEASE BONDS
 .72% OF NET ASSETS
Memphis Shelby County TN Airport Special Facilities Revenue              7.875  09/01/2009   Baa/BBB*      120,000      127,613
Memphis Shelby County TN Airport Revenue Refunding FedX                  6.750  09/01/2012   Baa/BBB*      155,000      162,203
                                                                                                                        289,816
                                                                                                                   -------------

    The accompanying notes are an integral part of the financial statements.
                                       29

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 2000
                                                                                MATURITY                   PAR           MARKET
BOND DESCRIPTION                                                       COUPON     DATE         RATING#     VALUE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost $41,685,427)(a) - 99.94% of Net Assets                                                        $ 40,500,980
                                                                                                                      ============

          *   Standard and Poor's Corporation
               All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                                                                                    Unrealized appreciation            $   337,302
                                                                                    Unrealized depreciation             (1,521,749)
                                                                                                                       ------------
                                                                                    Net unrealized depreciation        $(1,184,447)
                                                                                                                       ============




    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value (Cost: $41,685,427)                                        $   40,500,980
Interest receivable                                                                                   815,135
Receivable from Advisor                                                                                 4,978
Receivable for fees                                                                                     1,791
                                                                                               ----------------
      Total assets                                                                                 41,322,884
LIABILITIES:
Cash overdraft                                                               $  323,119
Payable for:
   Distributions                                                                447,989
   Fund shares redeemed                                                           6,387
   Management fee                                                                16,610
   Transfer agent                                                                 4,478
                                                                             ------------
      Total liabilities                                                                               798,583
                                                                                               ----------------

NET ASSETS:
Net assets consist of:
Capital                                                                                        $   42,388,978
Net accumulated capital gain distributions in excess of
   realized gainson investment transactions                                                          (680,230)
Net unrealized depreciation in value of investments                                                (1,184,447)
                                                                                               ----------------
Net assets at value                                                                            $   40,524,301
                                                                                               ================
NET ASSET VALUE, offering price and redemption price per share
               ($40,524,301/3,928,337 shares outstanding)                                      $        10.32
                                                                                               ================

===============================================================================================================

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000
Net investment income:
      Interest income                                                                          $    2,372,711
                                                                                               ---------------
      Expenses:
         Investment advisory fees                                                                     210,691
         Transfer agent                                                                                56,566
         Professional fees                                                                              5,811
         Trustee fees                                                                                   4,266
         Other expenses                                                                                 3,237
                                                                                               ---------------
         Total expenses                                                                               280,571
         Expenses reimbursed by Investment Advisor                                                    (53,121)
                                                                                               ---------------
Net investment income
                                                                                                    2,145,261
                                                                                               ---------------
Realized and unrealized gain on investments
      Net realized loss                                                                              (571,354)
      Net decrease in unrealized appreciation                                                      (1,339,328)
                                                                                               ---------------
Net realized and unrealized gain on investments                                                    (1,910,682)
                                                                                              ----------------
Net increase in net assets resulting from operations                                          $       234,579
                                                                                              ================




    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999
                                                                                          2000                 1999
                                                                                  -------------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                              $   2,145,261         $   1,944,839
      Net realized loss on investments                                                        (571,354)              (57,095)
      Net decrease in unrealized appreciation                                               (1,339,328)           (1,016,125)
                                                                                  -------------------------------------------
   Net increase in net assets resulting from operations                                        234,579               871,619
Distributions to shareholders from:
   Net capital gains                                                                            (6,450)              (45,331)
   Net investment income                                                                    (2,145,261)           (1,944,839)
Net fund share transactions                                                                 (3,644,942)           18,032,867
                                                                                  -------------------------------------------
Total increase (decrease)                                                                   (5,562,074)           16,914,316
Net assets:
   Beginning of year                                                                        46,086,375            29,172,059
                                                                                  -------------------------------------------
   End of year                                                                           $  40,524,301         $  46,086,375
                                                                                  ===========================================

-----------------------------------------------------------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding

                                                                              For the years ended June 30,
                                                      -----------------------------------------------------------------
                                                          2000         1999         1998         1997       1996 (a)
                                                      -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                          $10.77       $10.97       $10.53       $10.17       $10.05
                                                      -----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                      0.53         0.54         0.54         0.54         0.54
   Net gains (losses) on securities
      (both realized and unrealized)                         (0.45)       (0.19)        0.45         0.36         0.12
                                                      -----------------------------------------------------------------
Total from investment operations                              0.08         0.35         0.99         0.90         0.66
LESS DISTRIBUTIONS:
   Distributions (from capital gains)                         0.00        (0.01)       (0.01)        --           --
   Distributions (from net investment income)                (0.53)       (0.54)       (0.54)       (0.54)       (0.54)
                                                      -----------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $10.32       $10.77       $10.97       $10.53       $10.17
                                                      =================================================================
Total return                                                  0.84%        3.03%        9.57%        8.96%        6.65%
Net assets, end of year (in thousands)                     $40,524      $46,086      $29,172      $13,678       $8,056
Ratio of expenses to average net assets                       0.54%        0.48%        0.44%        0.55%        0.54%
Ratio of net investment income to average net assets          4.97%        4.50%        4.64%        4.92%        4.91%
  After expense reimbursement                                 5.09%        4.71%        4.84%        5.15%        5.27%
Portfolio turnover                                            8.80%       14.76%       12.62%        5.14%        9.13%
(a) Audited by other auditors.

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 2000
                                                                                       MATURITY
BOND DESCRIPTION                                                               COUPON  DATE         RATING#  PAR VALUE MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------

INSURED MUNICIPAL REVENUE BONDS
35.06% OF NET ASSETS
Bristol TN Health & Education Facility-Memphis Hospital                         6.300  09/01/2000   Aaa/AAA* $  50,000  $  50,221
Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical                     5.100  10/01/2001   Aaa/AAA*    10,000     10,108
Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical                     5.125  10/01/2002   Aaa/AAA*    50,000     50,520
Hamilton County TN Industrial Development Lease Revenue                         5.500  09/01/2002   Aaa/AAA*   100,000    101,913
Knox County Utility District Water & Sewer Revenue                              5.250  12/01/2006   Aaa/AAA*   220,000    223,511
LaFollette TN Electric System Revenue                                           5.500  03/01/2001     Aaa      165,000    166,794
Lenoir City TN Electric System Revenue                                          4.450  06/01/2005     Aaa      250,000    245,125
Metropolitan Nashville & Davidson Counties TN  Stadium Project                  5.000  07/01/2003   Aaa/AAA*   110,000    110,883
Metropolitan Nashville Airport Revenue                                          6.200  07/01/2002   Aaa/AAA*    25,000     25,584
Metropolitan Nashville Airport Authority TN Airport                             5.000  07/01/2004   Aaa/AAA*   200,000    201,874
Monroe County TN Rural School Refinancing General Obligation                    4.500  06/01/2008     Aaa      210,000    202,661
Montgomery County TN General Obligation                                         5.250  05/01/2007     Aaa      400,000    406,396
TN Energy Acquisition Corporation Gas Revenue  Ser:A                            4.750  09/01/2002   Aaa/AAA*   250,000    249,728
Unicoi County TN General Obligation Unlimited                                   5.400  04/01/2010   Aaa/AAA*   200,000    203,786
                                                                                                                      ------------
                                                                                                                        2,249,103

HOSPITAL AND HEALTHCARE REVENUE BONDS
22.57% OF NET ASSETS
Chattanooga TN Catholic Health Initiatives  Series A                            5.500  12/01/2006   Aa2/AA*    400,000    409,524
Jackson TN Hospital Refunding & Improvement Revenue                             4.800  04/01/2002    A1/A+*     60,000     60,256
Knox County TN Health Education & Housing Facility Board                        4.600  04/01/2002     Baa      300,000    298,236
Knox County Tn Health Education & Housing Facilities Board                      4.750  04/01/2004     Baa1     400,000    388,204
Metropolitan Government Nashville & Davidson Counties TN                        4.300  08/01/2004     AA*      300,000    291,771
                                                                                                                      ------------
                                                                                                                        1,447,991

COUNTY GENERAL OBLIGATION BONDS
15.37% OF NET ASSETS
Cheatham County TN General Obligation                                           4.350  04/01/2004      A3      200,000    196,726
Madison County TN School General Obligation                                     6.000  04/01/2001      A1       10,000     10,163
Maury County TN General Obligation Bond                                         4.500  06/01/2001      A1       75,000     75,165
Metropolitan Government Nashville & Davidson County TN  GO                      4.600  11/15/2001    Aa/AA*     50,000     50,223
Metropolitan Government Nashville & Davidson County TN                          6.500  09/01/2000    A1/A*      50,000     50,226
Rutherford County TN General Obligation                                         4.750  04/01/2001    Aa/AA*    100,000    100,625
Rutherford County TN Capital Outlay Notes General Obligation                    4.700  04/01/2002   Aa/AA-*     45,000     45,298
Shelby County Tn Public Improvement General Obligation                          5.625  06/01/2004   Aa3/AA+*   250,000    257,638
Shelby County Mutli-Family Housing  Cameron Kibry-A  General Obligation         4.700  07/01/2002      A*      200,000    199,734
                                                                                                                      ------------
                                                                                                                          985,796

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.54% OF NET ASSETS
Metro Government Nashville/Davidson County TN Multi-Family                      4.800  01/01/2001     AAA*      50,000     50,224
Metropolitan Government of Nashville & Davidson Counties                        4.500  10/01/2003   Aa3/AA*    100,000     99,247
Shelby County TN Multi-Family Housing   Memphis  Series A                       5.000  01/01/2009      A*      240,000    232,886
TN Housing Development Agency Mortgage Finance                                  5.300  01/01/2003    A1/A+*    100,000    101,189
                                                                                                                      ------------
                                                                                                                          483,546

PREREFUNDED BONDS
5.19% OF NET ASSETS
Bristol TN Health & Education Facility-Memorial Hospital                        7.000  09/01/2021   Aaa/AAA*   100,000    104,044
Johnson City TN Health & Education Revenue                                      6.750  07/01/2006   Aaa/AAA*    20,000     20,948
Memphis TN General Obligation                                                   5.600  08/01/2012   Aaa/AAA*   100,000    102,451
Metropolitan Nashville TN Airport Improvement Revenue                           7.750  07/01/2006   Aaa/AAA*   100,000    105,705
                                                                                                                      ------------
                                                                                                                          333,148

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 2000
                                                                                       MATURITY
BOND DESCRIPTION                                                               COUPON  DATE         RATING#  PAR VALUE MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
PUBLIC FACILITIES REVENUE BONDS
4.09% OF NET ASSETS
Hardeman County TN Correctional Facility Revenue                                7.000  08/01/2005      A*    $ 240,000  $ 262,546
                                                                                                                      ------------
                                                                                                                          262,546

ESCROWED TO MATURITY BONDS
3.82% OF NET ASSETS
Knox County TN 1st Utility District  Water Revenue                              6.000  12/01/2001     Aaa      100,000    102,242
Metro Government Nashville/Davidson County TN  Meharry Med                      7.875  12/01/2004     AAA*     130,000    143,000
                                                                                                                      ------------
                                                                                                                          245,242

STATE MORTGAGE REVENUE BONDS
3.09% OF NET ASSETS
TN Housing Development Mortgage Agency  Series A                                5.500  01/01/2005    A1/A+*    195,000    197,946
                                                                                                                      ------------
                                                                                                                          197,946

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.27% OF NET ASSETS
Bristol TN Industrial Development Board Revenue                                 4.800  03/01/2001     AA*       70,000     70,381
Chattanooga TN Industrial Development-F.L.Haney Corporation                     6.700  08/15/2000     AAA*      25,000     25,096
Franklin TN Industrial Development Multi-Family Housing                         4.650  10/01/2000   Aaa/AAA*    50,000     50,140
                                                                                                                      ------------
                                                                                                                          145,616

STATE GENERAL OBLIGATION BONDS
1.59% OF NET ASSETS
TN State General Obligation                                                     5.000  03/01/2003   Aaa/AA+*   100,000    102,070
                                                                                                                      ------------
                                                                                                                          102,070

LOCAL GENERAL OBLIGATION BONDS
 .86% OF NET ASSETS
Chattanooga TN Refunding General Obligation                                     5.000  11/01/2000   A1/AA-*     30,000     30,118
Kingsport TN Water Refunding General Obligation                                 5.300  08/01/2000    A1/A+*     25,000     25,034
                                                                                                                      ------------
                                                                                                                           55,152

Total Investments (cost $6,557,218)(a) - 101.44% of Net Assets                                                         $6,508,157
                                                                                                                      ============

          *   Standard and Poor's Corporation
               All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a)   Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:
                                                                           Unrealized appreciation                    $    8,397
                                                                           Unrealized depreciation                       (57,458)
                                                                                                                     -------------
                                                                           Net unrealized depreciation                $  (49,061)
                                                                                                                     =============

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value (Cost: $6,557,218)                                                         $   6,508,157
Receivable from investments sold                                                                                      51,000
Interest receivable                                                                                                   96,639
                                                                                                       ----------------------
      Total assets                                                                                                 6,655,796
LIABILITIES:
Cash overdraft                                                                              $  211,840
Payable for:
   Distributions                                                                                22,193
   Management fee                                                                                1,693
   Transfer agent                                                                                  793
   Other fees                                                                                    3,797
                                                                                     ------------------
      Total liabilities                                                                                              240,316
                                                                                                       ----------------------

NET ASSETS:
Capital
                                                                                                                   6,521,107
Net accumulated realized losses on investment transactions                                                          (56,566)
Net unrealized depreciation in value of investments                                                                 (49,061)
                                                                                                       ----------------------
Net assets at value                                                                                            $   6,415,480
                                                                                                       ======================
NET ASSET VALUE, offering price and redemption price per share
                 ($6,415,480/630,148 shares outstanding)                                                         $     10.18
                                                                                                       ======================

=============================================================================================================================

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000
Net investment income:
      Interest income                                                                                           $    313,019
                                                                                                       ----------------------
      Expenses:
         Investment advisory fees                                                                                     34,421
         Transfer agent                                                                                               10,326
         Professional fees                                                                                             2,434
         Trustee fees                                                                                                    681
         Registration fees                                                                                             3,327
         Other expenses                                                                                                2,511
                                                                                                       ----------------------
         Total expenses                                                                                               53,700
         Expenses reimbursed by Investment Advisor                                                                  (12,785)
                                                                                                       ----------------------
Net investment income                                                                                                272,104
                                                                                                       ----------------------
Realized and unrealized loss on investments
      Net realized loss
                                                                                                                    (36,947)
      Net decrease in unrealized appreciation                                                                       (56,166)
                                                                                                       ----------------------
Net realized and unrealized loss on investments                                                                     (93,113)
                                                                                                       ----------------------
Net increase in net assets resulting from operations                                                            $    178,991
                                                                                                       ======================

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999
                                                                                        2000                 1999
                                                                                 ------------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                              $   272,104          $    247,211
      Net realized loss on investments                                                       (36,947)              (14,486)
      Net decrease in unrealized appreciation                                                (56,166)              (69,288)
                                                                                 ------------------------------------------
   Net increase in net assets resulting from operations                                      178,991               163,437
   Dividends to shareholders from net investment income                                     (272,104)             (247,211)
   Net fund share transactions                                                               689,854             1,157,488
                                                                                 ------------------------------------------
Total increase                                                                               596,741             1,073,714
Net assets:
   Beginning of year                                                                       5,818,739             4,745,025
                                                                                 ------------------------------------------
   End of year                                                                          $  6,415,480         $   5,818,739
                                                                                 ==========================================

===================================================================================================================================

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding

                                                                                 For the years ended June 30,
                                                               -----------------------------------------------------------------
                                                                   2000         1999         1998         1997       1996(a)
                                                               -----------------------------------------------------------------
Net Asset Value, beginning of year                                   $10.33       $10.44       $10.32       $10.25       $10.20
                                                               -----------------------------------------------------------------
Income From Investment Operations:
   Net investment income                                               0.41         0.39         0.41         0.42         0.42
   Net gains or losses on securities
      (both realized and unrealized)                                  (0.15)       (0.11)        0.12         0.07         0.05
                                                               -----------------------------------------------------------------
Total from investment operations                                       0.26         0.28         0.53         0.49         0.47
Less Distributions:
   Distributions (from net investment income)                         (0.41)       (0.39)       (0.41)       (0.42)       (0.42)
                                                               -----------------------------------------------------------------
Net Asset Value, end of year                                         $10.18       $10.33       $10.44       $10.32       $10.25
                                                               =================================================================
Total return                                                           2.53%        2.67%        5.26%        4.83%        4.62%
Net assets, end of  year (in thousands)                              $6,415       $5,819       $4,745       $2,993       $2,455
Ratio of expenses to average net assets                                0.60%        0.56%        0.51%        0.47%        0.50%
Ratio of net investment income to average net assets                   3.78%        3.52%        3.67%        3.67%        3.36%
  After expense reimbursement                                          3.96%        3.69%        3.97%        4.04%        4.05%
Portfolio turnover                                                    28.67%       81.81%       67.59%       24.49%       23.17%
(a) Audited by other auditors.

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
GOVERNMENT SECURITIES AND AGENCIES BONDS -- 100%
JUNE 30, 2000
                                        MATURITY
BOND DESCRIPTION         COUPON           DATE      RATING#        PAR VALUE        MARKET VALUE
-----------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK
46.35% OF NET ASSETS
Medium Term Note                7.500    10/05/2009  Aaa/AAA*         $1,000,000          $  971,935
Medium Term Note                7.000    08/15/2014  Aaa/AAA*            500,000             493,295
Medium Term Note                8.000    10/06/2014  Aaa/AAA*          1,040,000           1,010,639
Medium Term Note                7.560    09/01/2004  Aaa/AAA*            150,000             152,721
Medium Term Note                8.170    12/16/2004  Aaa/AAA*          2,000,000           2,084,366
                                                                                 --------------------
                                                                                           4,712,955

FEDERAL NATIONAL MORTGAGE ASSOCIATION
41.13% OF NET ASSETS
Medium Term Note                6.950    11/13/2006  AAA/AAA*          1,105,000           1,071,272
Medium Term Note                7.170    06/26/2007  Aaa/AAA*          1,000,000             972,080
Medium Term Note                6.470    03/13/2008  Aaa/AAA*            250,000             238,730
Medium Term Note                7.280    05/23/2007  Aaa/AAA*          1,000,000             979,568
Medium Term Note                6.160    03/02/2009  Aaa/AAA*          1,000,000             920,185
                                                                                 --------------------
                                                                                           4,181,836

STUDENT LOAN MARKETING ASSOCIATION
9.97% OF NET ASSETS
Medium Term Note                7.300    08/01/2012  Aaa/AAA*          1,000,000           1,013,627
                                                                                 --------------------
                                                                                           1,013,627

FEDERAL HOME LOAN MORTGAGE CORPORATION
2.40% OF NET ASSETS
Medium Term Note                7.225    11/08/2006  Aaa/AAA*            250,000             244,127
                                                                                 --------------------
                                                                                             244,127

Total Investments (cost $10,330,299)(a) - 99.85% of Net Assets                          $ 10,152,544
                                                                                 ====================

          *   Standard and Poor's Corporation
               All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                         Unrealized appreciation                                         $    82,453
                         Unrealized depreciation                                            (260,208)
                                                                                 --------------------
                         Net unrealized depreciation                                     $  (177,755)
                                                                                 ====================

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value (Cost: $10,330,299)                                                           $   10,152,544

Interest receivable                                                                                                      138,905
                                                                                                                  ---------------
      Total assets                                                                                                    10,291,449

LIABILITIES:

Cash overdraft                                                                                $    59,830

Payable for:

   Distributions
                                                                                                   57,045
   Management fee
                                                                                                    1,674
   Transfer agent
                                                                                                    1,255
   Other fees
                                                                                                    4,353
                                                                                              ------------
      Total liabilities                                                                                                  124,157
                                                                                                                  ---------------

NET ASSETS:

Capital                                                                                                              11,345,433

Net accumulated realized losses on investment transactions                                                           (1,000,386)

Net unrealized depreciation in value of investments                                                                    (177,755)
                                                                                                                  ---------------
Net assets at value                                                                                               $   10,167,292
                                                                                                                  ===============
NET ASSET VALUE,    offering price and redemption price per share
                    ($10,167,292 / 1,077,955 shares outstanding)                                                  $        9.43
                                                                                                                  ===============

---------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2000

Net investment income:
      Interest income                                                                                             $      779,107
                                                                                                                  ---------------
      Expenses:

         Investment advisory fees                                                                                         21,535

         Transfer agent                                                                                                   16,151

         Professional fees                                                                                                 2,723

         Trustee fees                                                                                                      1,083

         Other expenses                                                                                                    2,431
                                                                                                                  ---------------
         Total expenses                                                                                                   43,923
                                                                                                                  ---------------
Net investment income
                                                                                                                         735,184
                                                                                                                  ---------------
Realized and unrealized gain on investments

      Net realized loss                                                                                                 (248,412)
      Net increase in unrealized depreciation                                                                           (106,164)
                                                                                                                  ---------------
Net realized and unrealized loss on investments                                                                         (354,576)
                                                                                                                  ---------------
Net increase in net assets resulting from operations                                                              $      380,608
                                                                                                                  ===============



    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999

                                                                                                  2000                     1999
                                                                                             --------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                                  $    735,184              $    671,312
      Net realized gain (loss) on investments                                                    (248,412)                   23,592
      Net decrease in unrealized appreciation                                                    (106,164)                 (498,462)
                                                                                             --------------------------------------
   Net increase in net assets resulting from operations                                           380,608                   196,442
   Distributions to shareholders from net investment income                                      (735,184)                 (671,312)
   Net fund share transactions                                                                   (256,329)                1,656,961
                                                                                            ---------------------------------------
Total increase (decrease)                                                                        (610,905)                1,182,091
Net assets:
   Beginning of year                                                                           10,778,197                 9,596,106
                                                                                            ---------------------------------------
   End of year                                                                               $ 10,167,292              $ 10,778,197
                                                                                            =======================================

-------------------------------------------------------------------------------
DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING

                                                                               For the years ended June 30,
                                                               -------------------------------------------------------------------
                                                                    2000           1999          1998          1997         1996(a)
                                                               -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                 $9.73         $10.14         $9.89         $9.85        $10.15
                                                               -------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                            0.65           0.64          0.66          0.72          0.72
   Net gains or losses on securities
      (both realized and unrealized)                               (0.30)         (0.41)         0.25          0.04         (0.30)
                                                               -------------------------------------------------------------------
Total from investment operations                                    0.35           0.23          0.91          0.76          0.42
LESS DISTRIBUTIONS:
   Distributions (from net investment income)                      (0.65)         (0.64)        (0.66)        (0.72)        (0.72)
                                                               -------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                       $9.43          $9.73        $10.14         $9.89         $9.85
                                                               ====================================================================
Total return                                                        3.76%          2.21%         9.47%         7.95%         4.15%
Net assets, end of year (in thousands)                           $10,167        $10,778        $9,596        $8,288        $7,765
Ratio of expenses to average net assets                             0.41%          0.49%         0.53%         0.50%         0.40%
Ratio of net investment income to average net assets                6.83%          6.32%         6.57%         7.20%         6.89%
Portfolio turnover                                                 33.35%         24.04%        23.49%        40.86%        33.89%
(a) Audited by other auditors.

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000

1.     SIGNIFICANT ACCOUNTING POLICIES

       Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the "Trust") permits the Trustees to create an unlimited number of series of investment portfolios (each a "Fund" and collectively the "Funds") and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

              the Alabama Tax-Free Income Series, a non-diversified portfolio,

              the Kentucky Tax-Free Income Series, a diversified portfolio, the Kentucky Tax-Free Short-to-Medium Series, a non-diversified portfolio,

              the Mississippi Tax-Free Income Series, a non-diversified portfolio,

              the North Carolina Tax-Free Income Series, a non-diversified portfolio, the North Carolina Tax-Free Short-to-Medium Series, a non-diversified portfolio,

              the Tennessee Tax-Free Income Series, a diversified portfolio, the Tennessee Tax-Free Short-to-Medium Series, a non-diversified portfolio, and the Intermediate Government Bond Series, a non-diversified portfolio.

       The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities.

       The Intermediate Government Bond Series' investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

       The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

       A.     SECURITY VALUATION
              Securities are valued by using market quotation or obtained from yield data relating to instruments or securities with similar characteristics as determined in good faith under the direction of the Funds' Board of Trustees.

       B.     SECURITY TRANSACTIONS
              Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

       C.     SECURITY INCOME
              Interest income, which includes the amortization of premiums and the accretion of original issue discounts for financial and tax reporting purposes, is recorded on the accrual basis.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000


1.     SIGNIFICANT  ACCOUNTING POLICIES, CONTINUED:

       D.     FEDERAL INCOME TAXES
              Each of the Funds is a separate entity for federal income tax purposes. It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the "code") applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2000. Therefore, no federal income tax provision is required.

       E.     DISTRIBUTIONS
              All of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions to be paid are payable in cash or in additional shares at the net asset value on the payable date. Distributions are payable:

             MONTHLY for:         the Kentucky Tax-Free Short-to-Medium Series,
                                  and
                                  the North Carolina Tax-Free Short-to-Medium
                                  Series, and
                                  the Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series, and

             QUARTERLY for:       the Alabama Tax-Free Income Series, and
                                  the Kentucky Tax-Free Income Series, and the Mississippi Tax-Free Income Series, and the North Carolina Tax-Free Income Series, and the Tennessee Tax-Free Income Series

               Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

       F.     ESTIMATES
              The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

2.     INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

       The Trustees of the Trust consist of seven individuals, four of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. Three of the Trust's trustees are "interested persons" of the Trust's Investment Advisor and of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc.

       The Funds have a contractual agreement with Star Bank, N.A. whereby the bank will provide certain custodial services for $1.00 per year.

       Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the management of the Funds' portfolios. The compensation paid to Dupree & Company, Inc. pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series (determined separately) as follows:

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000

2.     INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES,
       CONTINUED:

       RANGE OF NET ASSETS                                                       $100,000,001-
                                                          $0-$100,000,000        $150,000,000       $150,000,001+
       Alabama Tax-Free Income Series                        .50 of 1%             .45 of 1%          .40 of 1%
       Kentucky Tax-Free Income Series                       .50 of 1%             .45 of 1%          .40 of 1%
       Kentucky Tax-Free Short-to-Medium Series              .50 of 1%             .45 of 1%          .40 of 1%
       Mississippi Tax-Free Income Series                    .50 of 1%             .45 of 1%          .40 of 1%
       North Carolina Tax-Free Income Series                 .50 of 1%             .45 of 1%          .40 of 1%
       North Carolina Tax-Free Short-to-Medium Series        .50 of 1%             .45 of 1%          .40 of 1%
       Tennessee Tax-Free Income Series                      .50 of 1%             .45 of 1%          .40 of 1%
       Tennessee Tax-Free Short-to-Medium Series             .50 of 1%             .45 of 1%          .40 of 1%
       Intermediate Government Bond Series                   .20 of 1%             .20 of 1%          .20 of 1%

       However, the advisor may voluntarily waive or refund investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses.

       For the period ended June 30, 2000 investment advisory fees for:

       the Alabama Tax-Free Income Series totaled $442; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $2,465 in accordance with the investment advisory agreement, the Mississippi Tax-Free Income Series totaled $431; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $2,461 in accordance with the investment advisory agreement, the North Carolina Tax-Free Income Series totaled $100,495; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $33,574 in accordance with the investment advisory agreement, the North Carolina Tax-Free Short-to-Medium Series totaled $21,772; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $13,930 in accordance with the investment advisory agreement, the Tennessee Tax-Free Income Series totaled $210,691; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $53,121 in accordance with the investment advisory agreement, the Tennessee Tax-Free Short-to-Medium Series totaled $34,421; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $12,785 in accordance with the investment advisory agreement, and

       In addition, each Fund has entered into a shareholder service agreement with Dupree & Company, Inc., the Funds' Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 of average net assets and .12% of all amounts in excess of $20,000,000 of average net assets.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000

3.     PURCHASES AND SALES OF SECURITIES

       During the period, the cost of purchases and the proceeds from sales of securities for each Series were as follows:

                                                                          Purchases            Sales/Calls
                                                                      ----------------    ----------------
       Alabama Tax-Free Income Series                                $         215,183   $               0
       Kentucky Tax-Free Income Series                                      70,729,343          65,877,319
       Kentucky Tax-Free Short-to-Medium Series                             16,732,365          22,804,306
       Mississippi Tax-Free Income Series                                      222,350                   0
       North Carolina Tax-Free Income Series                                 6,329,204           3,234,274
       North Carolina Tax-Free Short-to-Medium Series                        1,298,369           1,101,344
       Tennessee Tax-Free Income Series                                      3,695,516           6,589,503
       Tennessee Tax-Free Short-to-Medium Series                             2,951,065           1,931,098
       Intermediate Government Bond Series                                   3,579,517           3,933,500

4.     CAPITAL SHARES

       At June 30, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES                         YEAR ENDED JUNE 30, 2000          YEAR ENDED JUNE 30, 1999
-----------------------------------------------------------------------------------  ---------------------------------
                                                           SHARES           AMOUNT            SHARES           AMOUNT
SHARES SOLD                                                37,521         $ 378,504                 0             $ 0
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                         168             1,710                 0               0
SHARES REDEEMED                                           (16,173)         (164,411)                0               0
NET INCREASE                                               21,516          $215,803                 0              $0


KENTUCKY TAX-FREE INCOME SERIES                        YEAR ENDED JUNE 30, 2000          YEAR ENDED JUNE 30, 1999
-----------------------------------------------------------------------------------  ---------------------------------
                                                           SHARES           AMOUNT            SHARES           AMOUNT
SHARES SOLD                                             9,059,536       $65,847,552        12,037,741    $ 92,522,784
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                   1,722,788        12,625,387         1,497,738      11,537,082
SHARES REDEEMED                                        (9,627,903)      (69,757,756)       (5,684,458)    (43,600,775)
NET INCREASE                                            1,154,421        $8,715,183         7,851,021     $60,459,091


KENTUCKY TAX-FREE
SHORT-TO-MEDIUM SERIES                                 YEAR ENDED JUNE 30, 2000          YEAR ENDED JUNE 30, 1999
-----------------------------------------------------------------------------------  ---------------------------------
                                                           SHARES           AMOUNT            SHARES           AMOUNT
SHARES SOLD                                             5,370,435       $27,545,060         6,072,689    $ 32,118,854
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                     313,257         1,608,716           320,987       1,698,602
SHARES REDEEMED                                        (6,915,284)      (35,472,536)       (5,379,335)    (28,432,548)
NET DECREASE                                           (1,231,592)      ($6,318,760)        1,014,341      $5,384,908

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000

4.     CAPITAL SHARES, CONTINUED:

MISSISSIPPI TAX-FREE
INCOME SERIES                                          YEAR ENDED JUNE 30, 2000          YEAR ENDED JUNE 30, 1999
-----------------------------------------------------------------------------------  ---------------------------------
                                                           SHARES           AMOUNT            SHARES           AMOUNT
SHARES SOLD                                                33,399         $ 335,828                 0              $0
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                         179             1,827                 0               0
SHARES REDEEMED                                           (10,544)         (106,203)                0               0
NET INCREASE                                               23,034          $231,452                 0              $0


NORTH CAROLINA TAX-FREE
INCOME SERIES                                          YEAR ENDED JUNE 30, 2000          YEAR ENDED JUNE 30, 1999
-----------------------------------------------------------------------------------  ---------------------------------
                                                           SHARES           AMOUNT            SHARES           AMOUNT
SHARES SOLD                                               817,085       $ 8,330,950         1,056,498    $ 11,551,644
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                      64,143           663,502            35,760         391,836
SHARES ISSUED FOR REINVESTMENT FROM
CAPITAL GAINS                                               2,342            23,908               533           5,859
SHARES REDEEMED                                          (595,732)       (6,081,079)         (175,335)     (1,918,344)
NET INCREASE                                              287,838        $2,937,281           917,456     $10,030,995


NORTH CAROLINA TAX-FREE
SHORT-TO-MEDIUM SERIES                                 YEAR ENDED JUNE 30, 2000          YEAR ENDED JUNE 30, 1999
-----------------------------------------------------------------------------------  ---------------------------------
                                                           SHARES           AMOUNT            SHARES           AMOUNT
SHARES SOLD                                               415,570       $ 4,161,326           308,018     $ 3,155,669
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                      15,153           151,679             8,750          89,774
SHARES REDEEMED                                          (393,607)       (3,938,345)         (140,946)     (1,443,301)
NET INCREASE                                               37,116          $374,660           175,822      $1,802,142


TENNESSEE TAX-FREE INCOME SERIES                        YEAR ENDED JUNE 30, 2000          YEAR ENDED JUNE 30, 1999
-----------------------------------------------------------------------------------  ---------------------------------
                                                            SHARES           AMOUNT           SHARES           AMOUNT
SHARES SOLD                                              1,196,422      $ 12,435,654        2,393,811    $ 26,549,094
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                      105,725         1,109,946           69,683         773,724
SHARES ISSUED FOR REINVESTMENT FROM
CAPITAL GAINS                                                  483             5,010            3,050          33,982
SHARES REDEEMED                                         (1,653,436)      (17,195,552)        (846,081)     (9,323,933)
NET DECREASE                                              (350,806)      ($3,644,942)       1,620,463     $18,032,867

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000

4.     CAPITAL SHARES, CONTINUED:

TENNESSEE TAX-FREE
SHORT-TO-MEDIUM SERIES                                 YEAR ENDED JUNE 30, 2000          YEAR ENDED JUNE 30, 1999
-----------------------------------------------------------------------------------  ---------------------------------
                                                           SHARES           AMOUNT            SHARES           AMOUNT
SHARES SOLD                                               787,419       $ 8,068,503           744,695     $ 7,803,486
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                      18,524           189,807            15,072         157,957
SHARES REDEEMED                                          (738,944)       (7,568,456)         (650,969)     (6,803,955)
NET INCREASE                                               66,999          $689,854           108,798      $1,157,488


INTERMEDIATE GOVERNMENT BOND
SERIES                                                 YEAR ENDED JUNE 30, 2000          YEAR ENDED JUNE 30, 1999
                                                           SHARES           AMOUNT            SHARES           AMOUNT
-----------------------------------------------------------------------------------  ---------------------------------
SHARES SOLD                                               187,444       $ 1,786,093           382,007     $ 3,884,292
SHARES ISSUED FOR REINVESTMENT FROM
NET INVESTMENT INCOME                                      50,182           476,716            42,147         428,535
SHARES REDEEMED                                          (267,689)       (2,519,138)         (262,548)     (2,655,866)
NET DECREASE                                              (30,063)        ($256,329)          161,606      $1,656,961

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000

5.  FEDERAL INCOME TAXES

    At June 30, 2000 the Kentucky Tax-Free Income Series, the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series have capital loss carry forwards which are available to offset future capital gains, if any. The capital loss carry forwards expire as follows:

                                      KY                         NC                      TN
                        KY         Tax-Free         NC        Tax-Free       TN       Tax-Free     Intermediate
                     Tax-Free      Short-to      Tax-Free     Short-to    Tax-Free    Short-to      Government
                      Income        Medium        Income       Medium      Income      Medium          Bond
                      Series        Series        Series       Series      Series      Series         Series


          2003        $131,372      $344,195    $   ---     $     ---    $   ---      $  ---         $664,593
          2004           ---          10,144        ---         1,436        ---          807          87,381
          2005           ---         188,198        ---         1,015        ---        1,660           ---
          2006           ---          73,155        ---           804        ---        2,666           ---
          2007           ---           ---          ---           ---        ---         ---            ---
          2008         686,889       135,232     95,859          6858     276,976      21,890         209,853
                    ---------------------------------------------------------------------------------------------

Net accumulated
realized losses       $818,261      $750,924    $95,859       $10,113    $276,976     $27,023        $961,827
                    ==============================================================================================

       The amount of long-term capital gains paid for the fiscal year ended June 30, 2000 were as follows:

         Tennessee Tax-Free Income Series                         $      122
         North Carolina Tax-Free Income Series                    $   30,111

       For the year ended June 30, 2000, all of the distributions made from net investment income of the Dupree municipal bond funds are tax-exempt for federal income tax purposes.

Capital losses incurred after October 31 ("Post-October" losses) within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. The Funds incurred and will elect to defer net capital losses during fiscal 2000 as follows:

            KY Tax-Free    KY Tax-Free    NC Tax-Free    NC Tax-Free       TN Tax-      TN Tax-Free      Intermediate
           Income Series  Short-to-Medium    Income     Short-to-Medium     Free       Short-to-Medium    Government
                              Series         Series         Series         Income          Series         Bond Series
                                                                           Series

            $2,253,761       $280,543       $22,584         $22,225       $403,254         $29,543         $38,559

To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000


6.     LINE OF CREDIT AGREEMENT

       Under the terms of an agreement with Star Bank, N.A., principal amounts up to 5% of a Fund's net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. Interest will be payable based on the prime rate of the bank (9.50% at June 30, 2000). Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Debt covenants, among others, require the Funds to:

              - Provide the lender with the Funds' annual report
              - Comply with all agreements with the lender and with
                  applicable laws and regulations
              - Maintain appropriate insurance coverage

       No borrowings were outstanding nor was the line of credit drawn on during the fiscal year 2000.

[ERNST & YOUNG LLP LOGO]      - 1300 Chiquita Center        - Phone 513 621-6454
                                250 East Fifth Street
                                Cincinnati, Ohio  45202


                         Report of Independent Auditors


The Board of Trustees and Shareholders
Dupree Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds (comprised of Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Intermediate Government Bond Series) (the Funds) as of June 30, 2000, the related statements of operations for the period then ended, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series comprising Dupree Mutual Funds at June 30, 2000, the results of their operations for the period then ended, the changes in their net assets and their financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                     Ernst & Young LLP
Cincinnati, Ohio
August 1, 2000